UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                   Investment Company Act File Number: 811-572



                           American Mutual Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: October 31, 2004

                   Date of reporting period: October 31, 2004





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                            Eric A.S. Richards, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

AMERICAN MUTUAL FUND

[photo of the eastern Lake Michigan shoreline from the sand dunes]

Annual report for the year ended October 31, 2004

AMERICAN MUTUAL FUND(R) strives for the balanced accomplishment of three objectives -- current income, growth of capital and conservation of principal -- through investments in companies that participate in the growth of the American economy.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,(SM) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Contents

Letter to shareholders                                                1
The value of a long-term perspective                                  3
How American Mutual Fund manages risk                                 6
Summary investment portfolio                                         12
Financial statements                                                 15
Fund Directors and officers                                          30
The American Funds family                                    back cover

About the cover: American Mutual Fund has traditionally featured scenes of natural beauty in the United States. This photograph shows the eastern Lake Michigan shoreline from the sand dunes.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 5.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2004 (the most recent calendar quarter):

                                                                    1 year           5 years          10 years
Class A shares
Reflecting 5.75% maximum sales charge                               +8.33%           +4.09%            +10.44%

The fund's investment adviser is waiving 5% of its management fee for the period September 1, 2004, through August 31, 2005. Over this one-year period, the fee waiver will amount to an approximate one to five basis point reduction in fund expenses. Accordingly, without the waiver the returns and distribution rates of the fund might have been lower by a similar order of magnitude.

THE FUND'S 30-DAY YIELD FOR CLASS A SHARES AS OF NOVEMBER 30, 2004, REFLECTING THE 5.75% MAXIMUM SALES CHARGE AND CALCULATED IN ACCORDANCE WITH THE SECURITIES AND EXCHANGE COMMISSION FORMULA, WAS 1.75%, WHICH REFLECTS A FEE WAIVER (1.73% WITHOUT THE FEE WAIVER). THE FUND'S DISTRIBUTION RATE FOR CLASS A SHARES AS OF THAT DATE WAS 1.66%. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Other share class results and important information can be found on page 27.

[Begin Sidebar]
DIVIDENDS AND CAPITAL GAIN DISTRIBUTION PAID IN CALENDAR 2004

For tax purposes, here are the income dividends and capital gain distribution Class A shareholders received in calendar 2004.

Income dividends per share:

$0.110 paid 3/19/04
$0.110 paid 6/21/04
$0.110 paid 9/27/04
$0.110 paid 12/3/04

Capital gain distribution per share:
$0.050 paid 12/3/04

A Form 1099-DIV, which provides the information you will need to prepare your federal income tax return for 2004, will be mailed to you with your American Funds Tax Guide in late January 2005.
[End Sidebar]

[photo of the eastern Lake Michigan shoreline from the sand dunes.

FELLOW SHAREHOLDERS:

During American Mutual Fund's 2004 fiscal year, the stock market produced a positive return and traded in a narrow range. This was in sharp contrast to recent years, when it proved quite volatile. For the 12 months ended October 31, AMF posted a solid total return of 10.8%. Its benchmark, the unmanaged Standard & Poor's 500 Composite Index, had a total return of 9.4%. AMF's return assumes reinvestment of all income dividends and the capital gain distribution.

ECONOMIC REVIEW

One of the most important news developments of 2004 was the sharp rise in oil prices, which began the fiscal year at almost $29 and ended at nearly $52. Despite the high level of oil prices, the U.S. economy continued to grow. Retail and auto sales were generally quite healthy throughout the year. The housing market continued to benefit from low mortgage rates and steady demand. Corporate earnings and profit margins were especially strong, fueled by tight cost controls and the falling dollar. This led to a substantial increase in reported earnings of U.S. multinationals when foreign currencies were translated into dollars and made American exports more competitive. Corporate profits rose more than 20% in fiscal 2004. Companies continued to initiate and raise dividends at an accelerated pace.

The Federal Reserve Board reacted to the strengthening economy by raising the federal funds rate from its extremely low level of 1.0%. Its first increase occurred on June 30, and the rate was moved to 2.0% on November 10. It seems likely that short-term rates will continue to rise as long as the economy remains healthy. It was striking that long-term interest rates generally declined in spite of the Fed's raising of short-term rates.

As always, there are concerns on the horizon. The large federal deficit combined with the U.S. balance of trade gap may put further pressure on interest rates and the dollar. With corporate profit margins at near record levels, it seems likely that earnings growth will moderate as we move forward. Investors do not seem unaware of these concerns, however, and common stocks seem valued well within their typical range. On balance, we remain optimistic that long-term commitments made to stocks will ultimately prove rewarding.

[photograph of a family walking along the shore]

PORTFOLIO REVIEW

American Mutual Fund focuses on the balanced accomplishment of three objectives: conservation of principal, current income and growth of capital. It seeks to achieve this by investing in established, well-managed companies that are reasonably priced and have a history of growing revenues and profits. The fund only invests in companies that pay dividends to shareholders.

Our largest industry holdings are concentrated in traditional industries like oil and gas, diversified financials, industrials and pharmaceuticals. These industries have broad exposure to the U.S. economy. While it was a relatively benign year for the market as a whole, we experienced a wide disparity of results among sectors and individual stocks in our portfolio as discussed below.

Oil, railroads, defense and some consumer stocks showed strong price increases. Energy stocks, which comprise 8.8% of the portfolio, benefited from the sharp rise in oil prices during the fiscal year. Railroads and some consumer stocks rose because they were especially sensitive to the strong economy. Defense stocks performed quite well, reflecting the tense international situation.

Pharmaceuticals, technology and insurance stocks detracted from results. Technology stocks were weak, reflecting increasing inventory concerns as well as the extraordinarily strong year they had in 2003. Many insurance stocks and pharmaceutical stocks were negatively affected by company-specific issues.

The fund increased its exposure to common stocks to 85% of the portfolio from 80% a year ago. During the year, we used cash to purchase stocks that we believe were attractively priced. (The remainder consists of short-term fixed-income securities.)

We continue to recommend that you take a long-term approach to your mutual fund investments, and we look forward to reporting to you in six months.

Cordially,

/s/ James K. Dunton                 /s/ Robert G. O'Donnell

James K. Dunton                     Robert G. O'Donnell
Chairman of the Board               President

December 15, 2004

For current information about the fund, visit americanfunds.com.

THE VALUE OF A LONG-TERM PERSPECTIVE

RESULTS OF A $10,000 INVESTMENT IN AMERICAN MUTUAL FUND

Fund figures reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.(1) Thus the net amount invested was $9,425.(2)

For more than 50 years, American Mutual Fund has been providing investors with an opportunity to achieve their financial goals. A meaningful way to compare the fund's results with the return on other investments is through its "total return."

Total return is a combination of income return and capital results. This chart illustrates an assumed $10,000 investment in American Mutual Fund from February 21, 1950 -- when the fund began operations -- through October 31, 2004. The table beneath the chart shows the fund's total return in each of the 54 fiscal years, broken down into its income and capital components.

As you can see, during this period a $10,000 investment in the fund, with all dividends reinvested, would have grown to $5,825,570.(3)

You can use this table to estimate how the value of your own holding has grown over the years. Let's say, for example, that you have been reinvesting all your dividends and want to know how your investment has done since the end of 1994. At the time, the table indicates the value of the investment illustrated here was $2,039,874. Since then, it has more than doubled to $5,825,570. Thus, in the same period, the value of your 1994 investment -- regardless of its size -- also has more than doubled.

AVERAGE ANNUAL TOTAL RETURNS
(based on a $1,000 investment with all distributions reinvested)

                                         For periods ended
                                          October 31, 2004

CLASS A SHARES
Reflecting 5.75% maximum sales charge

1 year                                              +4.45%
5 years                                             +3.67%
10 years                                           +10.41%

[mountain chart]
Value added by reinvestment of dividends



Date          American Mutual Fund with       American Mutual Fund with
              dividends reinvested (3)        dividends excluded (5)


2/21/50       $   9,426                        $    9,426
7/13/50           9,004                             8,918
10/7/50          10,274                            10,075
10/31/50         10,018                             9,708
10/31/51         12,234                            11,334
7/16/52          13,421                            12,181
10/31/52         13,164                            11,710
3/19/53          14,577                            12,882
9/14/53          13,004                            11,256
10/31/53         14,076                            12,009
10/31/54         19,261                            15,876
9/23/55          26,727                            21,627
10/31/55         25,050                            20,087
8/2/55           31,861                            25,028
10/31/56         29,652                            23,142
12/31/56         30,831                            24,062
10/22/57         26,773                            20,267
10/31/57         28,050                            21,241
1/2/58           27,933                            20,944
9/30/58          34,818                            25,718
10/31/58         36,140                            26,511
8/3/59           43,480                            31,294
10/31/59         41,489                            29,668
12/31/59         43,319                            30,977
9/28/60          40,277                            27,959
10/31/60         40,865                            28,371
10/31/61         54,348                            36,806
12/12/61         57,113                            38,678
6/25/62          42,687                            28,545
10/31/62         46,572                            30,677
10/31/63         61,289                            39,309
10/31/64         71,355                            44,625
6/28/65          70,430                            43,509
10/31/65         79,919                            48,769
12/17/65         82,334                            50,242
10/7/66          71,747                            42,538
10/31/66         77,646                            46,067
1/4/67           79,886                            47,052
9/25/67          98,623                            57,321
10/31/67         92,836                            53,558
3/25/68          89,187                            51,057
10/31/68        109,586                            61,257
11/29/68        115,011                            64,290
10/9/69          98,399                            53,023
10/31/69        103,216                            55,651
5/26/70          78,408                            41,363
10/31/70         93,358                            48,100
4/29/71         120,955                            61,139
10/31/71        112,886                            55,961
11/23/71        106,468                            52,779
8/23/72         128,118                            61,708
10/31/72        125,226                            59,737
12/11/72        136,043                            64,897
8/22/73         112,151                            51,865
10/31/73        124,800                            57,130
3/14/74         126,331                            57,130
10/3/74          91,007                            38,810
10/31/74        105,122                            44,985
12/6/74          96,877                            41,457
7/15/75         138,200                            56,926
10/31/75        132,196                            53,330
12/5/75         130,346                            52,584
9/21/76         174,044                            67,986
10/31/76        167,379                            64,276
12/31/76        182,661                            70,144
10/31/77        176,434                            64,554
1/26/78         175,846                            63,480
9/12/78         229,322                            80,818
10/31/78        198,947                            69,119
10/5/79         257,885                            86,418
10/31/79        232,805                            76,959
10/15/80        315,866                           100,651
10/31/80        303,585                            95,432
6/23/81         350,366                           107,612
9/25/81         317,838                            96,442
10/31/81        334,117                            99,943
8/10/82         334,437                            93,802
10/22/82        434,703                           120,458
10/31/82        426,438                           118,168
1/3/83          444,289                           120,550
10/10/83        562,833                           149,553
10/31/83        544,917                           143,286
11/29/83        564,778                           148,509
7/24/84         507,745                           128,657
10/31/84        577,161                           144,417
1/4/85          583,499                           144,219
7/17/85         704,992                           170,303
10/31/85        701,836                           167,598
9/4/86          936,477                           216,971
10/31/86        913,072                           209,413
8/25/87       1,136,870                           253,230
10/19/87        886,283                           195,646
10/31/87        960,889                           212,116
12/4/87         893,638                           197,270
6/22/88       1,071,388                           229,884
10/31/88      1,081,202                           227,085
1/3/89        1,071,656                           220,598
10/31/89      1,299,788                           259,386
12/13/89      1,346,639                           268,736
10/31/90      1,239,346                           235,204
1/9/91        1,280,467                           238,543
8/28/91       1,533,066                           279,429
10/31/91      1,544,414                           278,500
12/10/91      1,500,849                           267,729
8/3/92        1,715,846                           299,703
10/31/92      1,690,017                           292,156
12/4/92       1,720,976                           294,489
10/15/93      2,018,685                           335,881
10/31/93      2,004,864                           333,581
11/1/93       2,003,137                           333,294
4/4/94        1,902,057                           313,572
10/31/94      2,039,874                           326,417
12/8/94       1,968,379                           311,824
10/19/95      2,505,170                           386,113
10/31/95      2,473,446                           381,224
1/10/96       2,579,741                           394,322
10/21/96      2,965,119                           442,248
10/31/96      2,940,742                           438,613
12/16/96      2,977,645                           440,717
10/7/97       3,809,732                           552,257
10/31/97      3,652,205                           529,422
1/9/98        3,718,525                           535,657
4/17/98       4,289,166                           613,976
10/31/98      4,205,471                           594,159
11/23/98      4,395,647                           621,027
12/14/99      4,240,060                           595,287
10/31/99      4,584,199                           631,823
11/16/99      4,643,616                           640,013
3/7/00        3,918,147                           536,579
10/31/00      4,639,429                           620,069
5/21/01       5,217,427                           686,711
9/21/01       4,560,805                           591,103
10/31/01      4,811,535                           623,599
3/19/02       5,400,265                           694,828
10/9/02       3,957,009                           500,364
10/31/02      4,406,372                           557,186
3/11/03       4,149,192                           521,398
10/31/03      5,257,312                           648,807
11/18/03      5,200,587                           641,807
10/06/04      5,895,199                           713,980
10/31/04      5,825,570                           705,547


Date                  Standard & Poor's 500
                      Composite Index
                      with dividends
                      reinvested (4)

2/21/50                $  10,000
3/9/50                     9,980
10/24/50                  12,242
10/31/50                  12,023
12/4/50                   11,810
10/15/51                  15,620
10/31/51                  15,125
11/24/51                  14,703
8/8/52                    17,629
10/31/52                  17,157
1/5/53                    18,855
9/14/53                   16,653
10/31/53                  18,185
11/17/53                  17,970
10/6/54                   25,456
10/31/54                  24,752
11/1/54                   24,838
9/23/55                   36,907
10/31/55                  34,492
11/1/55                   34,443
8/2/56                    41,741
10/31/56                  38,605
7/15/57                   42,684
10/22/57                  34,205
10/31/57                  36,168
12/18/57                  34,818
10/13/58                  47,125
10/31/58                  47,009
11/25/58                  46,725
8/3/59                    56,925
10/31/59                  54,385
1/5/60                    57,428
10/25/60                  51,038
10/31/60                  52,268
11/1/60                   52,806
10/31/61                  69,287
12/12/61                  73,541
6/26/62                   53,780
10/31/62                  59,004
11/1/62                   59,630
10/28/63                  80,093
10/31/63                  79,835
11/22/63                  75,088
10/12/64                  94,552
10/31/64                  94,408
6/28/65                   92,427
10/27/65                 105,817
10/31/65                 106,023
2/9/66                   108,804
10/7/66                   86,547
10/31/66                  95,134
11/22/66                  94,505
9/25/67                  118,979
10/31/67                 115,082
3/5/68                   108,692
10/21/68                 132,432
10/31/68                 130,788
11/29/68                 137,411
7/29/69                  115,515
10/31/69                 126,935
11/10/69                 128,357
5/26/70                   92,108
10/31/70                 112,877
11/18/70                 112,254
4/28/71                  143,982
10/31/71                 131,895
11/23/71                 126,198
8/14/72                  161,027
10/31/72                 160,791
1/11/73                  174,099
8/22/73                  148,093
10/31/73                 160,825
11/1/73                  159,934
10/3/74                   96,094
10/31/74                 114,517
12/6/74                  101,201
7/15/75                  152,757
10/31/75                 144,279
12/5/75                  141,160
9/21/76                  180,440
10/31/76                 173,368
12/31/76                 182,351
10/25/77                 159,782
10/31/77                 162,890
3/6/78                   156,091
9/12/78                  197,202
10/31/78                 173,229
11/14/78                 172,001
10/5/79                  217,506
10/31/79                 200,011
3/27/80                  196,407
10/15/80                 275,888
10/31/80                 264,126
11/28/80                 292,265
9/25/81                  243,451
10/31/81                 265,623
8/12/82                  233,339
10/20/82                 320,276
10/31/82                 308,890
11/23/82                 307,088
10/10/83                 415,677
10/31/83                 395,213
1/6/84                   412,027
7/24/84                  368,402
10/31/84                 420,380
12/13/84                 411,175
7/17/85                  509,869
10/31/85                 501,639
11/4/85                  505,418
9/4/86                   691,048
10/31/86                 668,098
8/25/87                  943,691
10/19/87                 632,928
10/31/87                 710,847
12/4/87                  634,197
10/21/88                 827,986
10/31/88                 815,773
11/16/88                 771,471
10/9/89                1,087,428
10/31/89               1,030,770
7/16/90                1,143,973
10/11/90                 924,581
10/31/90                 953,671
11/7/90                  959,977
8/28/91                1,275,819
10/31/91               1,272,350
11/29/91               1,221,224
9/14/92                1,415,354
10/31/92               1,398,929
11/4/92                1,393,683
10/15/93               1,611,215
10/31/93               1,607,499
2/2/94                 1,667,508
4/4/94                 1,526,617
10/31/94               1,669,519
12/8/94                1,579,580
10/19/95               2,140,536
10/31/95               2,110,427
11/1/95                2,120,298
10/18/96               2,635,548
10/31/96               2,618,637
11/1/96                2,613,067
10/7/97                3,713,963
10/31/97               3,459,189
11/12/97               3,426,436
7/17/98                4,535,102
10/31/98               4,219,865
11/3/98                4,266,609
7/16/99                5,497,678
10/31/99               5,302,788
3/24/00                5,967,503
10/12/00               5,229,586
10/31/00               5,625,358
11/6/2000              5,636,338
9/21/01                3,842,757
10/31/01               4,225,243
1/4/02                 4,686,796
10/9/02                3,141,633
10/31/02               3,587,381
3/11/03                3,264,697
10/31/03               4,333,074
11/20/03               4,262,720
2/11/04                4,794,947
10/31/04               4,740,913


Date                  Consumer Price
                      Index (6)

2/28/50               $    10,000
10/31/50                   10,468
11/1/50                    10,511
10/31/51                   11,149
2/28/52                    11,191
8/31/52                    11,362
10/31/52                   11,362
2/28/53                    11,277
10/31/53                   11,489
1/31/54                    11,447
4/30/54                    11,404
10/31/54                   11,404
12/1/54                    11,362
9/30/55                    11,447
10/31/55                   11,447
12/1/55                    11,404
10/31/56                   11,702
11/1/56                    11,702
7/31/57                    12,043
10/31/57                   12,043
11/1/57                    12,085
7/31/58                    12,340
10/31/58                   12,298
12/1/58                    12,298
10/31/59                   12,511
1/31/60                    12,468
10/31/60                   12,681
11/1/60                    12,681
7/31/61                    12,766
10/31/61                   12,766
11/1/61                    12,766
9/30/62                    12,936
10/31/62                   12,936
11/1/62                    12,936
10/31/63                   13,106
11/1/63                    13,106
7/31/64                    13,234
10/31/64                   13,234
11/1/64                    13,277
10/31/65                   13,489
11/1/65                    13,489
10/31/66                   14,000
11/1/66                    14,000
10/31/67                   14,340
11/1/67                    14,383
10/31/68                   15,021
11/1/68                    15,064
10/31/69                   15,872
11/1/69                    15,957
10/31/70                   16,766
11/1/70                    16,851
10/31/71                   17,404
11/1/71                    17,404
10/31/72                   18,000
11/1/72                    18,043
10/31/73                   19,404
11/1/73                    19,532
10/31/74                   21,745
11/1/74                    21,915
10/31/75                   23,362
11/1/75                    23,532
10/31/76                   24,638
11/1/76                    24,681
10/31/77                   26,213
11/1/77                    26,340
10/31/78                   28,553
11/1/78                    28,681
10/31/79                   32,000
11/1/79                    32,298
10/31/80                   36,085
11/1/80                    36,383
10/31/81                   39,745
11/1/81                    39,872
10/31/82                   41,787
12/1/82                    41,532
10/31/83                   42,979
11/1/83                    43,064
10/31/84                   44,809
11/1/84                    44,809
10/31/85                   46,255
10/31/86                   46,936
11/1/86                    46,979
10/31/87                   49,064
11/1/87                    49,106
10/31/88                   51,149
11/1/88                    51,191
10/31/89                   53,447
11/1/89                    53,574
10/31/90                   56,809
11/1/90                    56,936
10/31/91                   58,468
11/1/91                    58,638
10/31/92                   60,340
12/1/92                    60,383
10/31/93                   62,000
11/1/93                    62,043
10/31/94                   63,617
11/1/94                    63,702
10/31/95                   65,404
12/1/95                    65,319
10/31/96                   67,362
11/1/96                    67,489
10/31/97                   68,766
12/1/97                    68,638
10/31/98                   69,787
12/1/98                    69,745
10/31/99                   71,574
11/1/99                    71,617
10/31/00                   74,043
12/1/00                    74,043
9/1/01                     75,872
10/31/01                   75,617
12/1/01                    75,192
10/31/02                   77,149
12/1/02                    76,979
9/01/03                    78,809
10/31/03                   78,723
12/16/04                   78,426
10/31/04                   81,234



Year ended October 31                  1950#            1951             1952              1953             1954              1955

YEAR-BY-YEAR
     SUMMARY OF RESULTS
Dividends reinvested(7)          $       310             532              524               580              613               667
Value at year-end                $    10,018          12,234           13,164            14,076           19,261            25,050
Dividends excluded(8)            $       307             507              478               508              516               544
Value at year-end                $     9,708          11,334           11,710            12,009           15,876            20,087

ANNUAL PERCENTAGE RETURNS ASSUMING REINVESTMENT OF DIVIDENDS
Income return                          3.1%             5.3               4.3               4.4              4.4               3.5
Capital results                       (2.9)            16.8               3.3               2.5             32.4              26.6
AMF total return                       0.2             22.1               7.6               6.9             36.8              30.1


Year ended October 31                   1956            1957             1958              1959             1960              1961

YEAR-BY-YEAR
     SUMMARY OF RESULTS
Dividends reinvested(7)                  789             910            1,009             1,050            1,209             1,258
Value at year-end                     29,652          28,050           36,140            41,489           40,865            54,348
Dividends excluded(8)                    626             703              754               763              855               865
Value at year-end                     23,142          21,241           26,511            29,668           28,371            36,806

ANNUAL PERCENTAGE RETURNS ASSUMING REINVESTMENT OF DIVIDENDS
Income return                            3.2            3.1               3.6               2.9             2.9                3.1
Capital results                         15.2           (8.5)             25.2              11.9            (4.4)              29.9
AMF total return                        18.4           (5.4)             28.8              14.8            (1.5)              33.0


Year ended October 31                   1962            1963             1964              1965             1966              1967

YEAR-BY-YEAR
     SUMMARY OF RESULTS
Dividends reinvested(7)                1,372           1,523            1,697             1,845            2,271             2,568
Value at year-end                     46,572          61,289           71,355            79,919           77,646            92,836
Dividends excluded(8)                    920             993            1,078             1,143            1,372             1,507
Value at year-end                     30,677          39,309           44,625            48,769           46,067            53,558

ANNUAL PERCENTAGE RETURNS ASSUMING REINVESTMENT OF DIVIDENDS
Income return                           2.5              3.3              2.8               2.6             2.8                3.3
Capital results                       (16.8)            28.3             13.6               9.4            (5.6)              16.3
AMF total return                      (14.3)            31.6             16.4              12.0            (2.8)              19.6


Year ended October 31                   1968            1969             1970              1971             1972              1973

YEAR-BY-YEAR
     SUMMARY OF RESULTS
Dividends reinvested(7)                3,152           3,762            4,169             4,423            4,711             5,070
Value at year-end                    109,586         103,216           93,358          112,886           125,226           124,800
Dividends excluded(8)                  1,796           2,076            2,210             2,246            2,302             2,382
Value at year-end                     61,257          55,651           48,100            55,961           59,737            57,130

ANNUAL PERCENTAGE RETURNS ASSUMING REINVESTMENT OF DIVIDENDS
Income return                            3.4            3.4              4.0                4.7              4.2              4.0
Capital results                         14.6           (9.2)           (13.6)              16.2              6.7             (4.3)
AMF total return                        18.0           (5.8)            (9.6)              20.9             10.9             (0.3)


Year ended October 31                   1974            1975             1976              1977             1978              1979

YEAR-BY-YEAR
     SUMMARY OF RESULTS
Dividends reinvested(7)                7,273           7,299            7,881             8,603            9,989            11,322
Value at year-end                    105,122         132,196          167,379           176,434          198,947           232,805
Dividends excluded(8)                  3,257           3,053            3,121             3,245            3,582             3,861
Value at year-end                     44,985          53,330           64,276            64,554           69,119            76,959

ANNUAL PERCENTAGE RETURNS ASSUMING REINVESTMENT OF DIVIDENDS
Income return                           5.8              6.9             6.0               5.1              5.7                5.7
Capital results                       (21.6)            18.9            20.6               0.3              7.1               11.3
AMF total return                      (15.8)            25.8            26.6               5.4             12.8               17.0


Year ended October 31                   1980            1981             1982              1983             1984              1985

YEAR-BY-YEAR
     SUMMARY OF RESULTS
Dividends reinvested(7)               13,853          16,351           26,841            26,227           26,606            30,124
Value at year-end                    303,585         334,117          426,438           544,917          577,161           701,836
Dividends excluded(8)                  4,491           5,045            7,806             7,123            6,868             7,402
Value at year-end                     95,432          99,943          118,168           143,286          144,417           167,598

ANNUAL PERCENTAGE RETURNS ASSUMING REINVESTMENT OF DIVIDENDS
Income return                           6.0             5.4              8.0               6.2              4.9                5.2
Capital results                        24.4             4.7             19.6              21.6              1.0               16.4
AMF total return                       30.4            10.1             27.6              27.8              5.9               21.6


Year ended October 31                   1986            1987             1988              1989             1990              1991

YEAR-BY-YEAR
     SUMMARY OF RESULTS
Dividends reinvested(7)               34,058          39,286           50,009            59,908           66,101            71,768
Value at year-end                    913,072         960,889        1,081,202         1,299,788        1,239,346         1,544,414
Dividends excluded(8)                  8,006           8,877           10,831            12,336           12,953            13,358
Value at year-end                    209,413         212,116          227,085           259,386          235,204           278,500

ANNUAL PERCENTAGE RETURNS ASSUMING REINVESTMENT OF DIVIDENDS
Income return                           4.9             4.3              5.2               5.5              5.1                5.8
Capital results                        25.2             0.9              7.3              14.7             (9.8)              18.8
AMF total return                       30.1             5.2             12.5              20.2             (4.7)              24.6


Year ended October 31                   1992            1993             1994              1995             1996              1997

YEAR-BY-YEAR
     SUMMARY OF RESULTS
Dividends reinvested(7)               67,509          70,887           76,470            83,157           90,174            95,003
Value at year-end                  1,690,017       2,004,864        2,039,874         2,473,446        2,940,742         3,652,205
Dividends excluded(8)                 11,977          12,074          12,539            13,110           13,724             14,010
Value at year-end                    292,156         333,581         326,417           381,224          438,613            529,422

ANNUAL PERCENTAGE RETURNS ASSUMING REINVESTMENT OF DIVIDENDS
Income return                           4.4             4.2              3.8               4.1              3.6               3.2
Capital results                         5.0            14.4             (2.1)             17.2             15.3              21.0
AMF total return                        9.4            18.6              1.7              21.3             18.9              24.2


Year ended October 31                   1998            1999             2000              2001             2002              2003

YEAR-BY-YEAR
     SUMMARY OF RESULTS
Dividends reinvested(7)              104,111         110,494          132,206           145,406          121,358           115,816
Value at year-end                  4,205,471       4,584,199        4,639,429         4,811,535        4,406,372         5,257,312
Dividends excluded(8)                 14,947          15,465           18,012            19,211           15,592            14,507
Value at year-end                    594,159         631,823          620,069           623,599          557,186           648,807

ANNUAL PERCENTAGE RETURNS ASSUMING REINVESTMENT OF DIVIDENDS
Income return                           2.9             2.6              2.9               3.1              2.5                2.6
Capital results                        12.2             6.4             (1.7)              0.6            (10.9)              16.7
AMF total return                       15.1             9.0              1.2               3.7             (8.4)              19.3


Year ended October 31                   2004

YEAR-BY-YEAR
     SUMMARY OF RESULTS
Dividends reinvested(7)              105,415
Value at year-end                  5,825,570
Dividends excluded(8)                 12,916
Value at year-end                    705,547

ANNUAL PERCENTAGE RETURNS ASSUMING REINVESTMENT OF DIVIDENDS
Income return                            2.0
Capital results                          8.8
AMF total return                        10.8

AVERAGE ANNUAL TOTAL RETURN FOR AMF'S LIFETIME

Income return                            4.04%
Capital results                          8.31%
AMF total return                        12.35%

# For the period February 21, 1950 (when the fund began operations) through October 31, 1950.

Past results are not predictive of future results. The results shown are before taxes on fund distributions and sale of fund shares.


(1) As outlined in the prospectus, the sales charge is reduced for accounts
    (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more.
(2) The maximum initial sales charge was 8.5% prior to July 1, 1988. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
(3) Includes reinvested capital gain distributions totaling $2,974,380 in the years 1950-2004 and reinvested dividends. The total "cost" of this investment was $1,887,514 ($10,000 plus $1,877,514 in reinvested dividends).
(4) The S&P 500 is unmanaged, does not reflect sales charges, commissions or expenses and cannot be invested in directly.
(5) Includes reinvested capital gain distributions taken in shares totaling $498,621 but does not reflect income dividends taken in cash.
(6) Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics. It would take $81,234 to buy today what $10,000 bought when the fund began.
(7) Includes special dividends of $1,691 in 1974, $989 in 1975, $7,524 in 1982,
    $3,967 in 1983, $6,064 in 1988, $9,850 in 1989, $9,497 in 1990 and $8,996
    in 1991.
(8) Includes special dividends of $746 in 1974, $407 in 1975, $2,251 in 1982, $1,099 in 1983, $1,339 in 1988, $2,069 in 1989, $1,895 in 1990 and $1,707
    in 1991.

HOW AMERICAN MUTUAL FUND MANAGES RISK

[photo of the eastern Lake Michigan shoreline from the sand dunes]

[photo of two pairs of legs walking on the beach]

We thought it was a good time to examine in depth AMF's risk management strategy and how it has impacted shareholders. The fund's objective is achieving the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Over its lifetime of more than 54 years, American Mutual Fund has produced an enviable record of above-average total returns with relatively low fluctuations. The fund has posted an average annual total return of 12.5% compared with 11.9% for its benchmark, the unmanaged Standard & Poor's 500 Composite Index. And the fund was able to achieve this return with lower volatility, as measured by standard deviation, than the market as a whole.

EVER WONDER HOW THAT HAPPENED?

A program of careful risk management has been important to the fund's long-term investment track record, says Jim Dunton, chairman of American Mutual Fund
(AMF). It has been designed to reduce the level of shareholder anxiety that often accompanies tumultuous times in the stock market. "We try to make as much money for our shareholders as we can without moving too far out on the risk spectrum," Jim says. "Our goal has been to manage a portfolio that doesn't scare the daylights out of investors during sharp stock market fluctuations. We try to avoid having our shareholders panic because if they do, they might get out of the market at the wrong time and then miss the subsequent upside."

The extraordinarily sharp stock market decline from March 2000 to October 2002 provides a clear example of how the fund's risk management approach can benefit shareholders. During those 31 months, the S&P 500's total return was -47%; AMF's was -7%. Over a full market cycle from the low of August 1998 to the low of October 2002, the S&P 500's total return was -14%; AMF gained nearly 5%. It is not likely that this unusually strong relative performance will recur during any future declines of this magnitude. However, AMF has held up better than the S&P 500 in all 12 stock market declines of 14% or more since the fund's inception in 1950. Of course, there have been periods when the fund has lagged the S&P 500 Index, particularly in strong markets.

The fund generates income by investing in securities that pay interest or a dividend. To reach its goal of capital growth, AMF invests the majority of its portfolio in stocks. To help preserve principal, the fund may reduce its equity position when stock prices appear too high.

[photo of father and son walking wading in the beach]

[Begin Sidebar]
ABOVE-AVERAGE RETURNS WITH LESS VOLATILITY

American Mutual Fund has met its objectives. If we look back 10 years, as shown at right, the fund has provided slightly higher returns than the S&P 500, the Lipper Multi-Cap Value Funds Index and the Lipper Growth & Income Funds Index, three benchmarks the fund uses to measure its performance. It accomplished this while showing lower volatility than the three benchmarks. It is worth remembering, however, that figures shown are past results and are not predictive of future results. Future results may be lower or higher than those shown.

FOR THE 10-YEAR PERIOD ENDED OCTOBER 31, 2004

                                 Average annual
                                   total return      Volatility

AMF                                    11.06            11.18

S&P 500                                11.00            15.59

Lipper
Growth & Income
Funds Index                             9.62            13.51

Lipper
Multi-Cap Value
Funds Index                            10.93            14.40

Volatility was calculated using standard deviation, a measure of how returns over time have varied from the mean; a lower number signifies lower volatility. Standard & Poor's 500 Composite Index is an unmanaged index of 500 large-company stocks generally representative of the stock market. The Lipper Multi-Cap Value Funds Index is an equally weighted index of the 30 largest mutual funds following a value approach to investing. The Lipper Growth & Income Funds Index is an equally weighted index of the 30 largest mutual funds that combine a growth of earnings orientation and an income requirement for dividends.

Sources: Stocks -- Standard & Poor's Corporation, Lipper.
[End Sidebar]

INVESTING IN A SELECT LIST OF HIGH-QUALITY STOCKS

AMF focuses on a select list of seasoned, high-quality dividend-paying stocks -- and that has been a key part of its strategy to deliver good results. How selective is the fund? Consider that more than 7,400 stocks are listed on the major U.S. stock exchanges. They range from fledgling companies with no earnings and small sales to mature firms that have strong balance sheets, growing earnings and pay dividends. AMF's investment professionals invest only in a small eligible list of high-quality stocks. The list, which is approved by the fund's board of directors, currently includes about 290 companies. Only companies that pay dividends, are based in the United States and Canada or included in Standard & Poor's 500 Composite Index, and are leaders in their industries are considered for eligibility. The AMF portfolio itself currently reflects holdings in 130 companies.

The eligible list helps focus the efforts of the fund's portfolio counselors and investment analysts, says Jim. "Trying to keep up with initial public offerings and searching through the stocks of smaller companies spreads research too thin. With an eligible list, you concentrate your research on a few hundred of the better companies."

FOCUSING ON INDUSTRY LEADERS

Focusing on industry leaders helps mitigate individual company risk, says Bob O'Donnell, president of the fund. "We are not dealing with start-ups, untested companies or companies with dubious balance sheets. These are companies that are well positioned, have good market share and pay dividends. They have less inherent risk and lower volatility than the overall market." Examples from AMF's current portfolio include IBM, Bank of America, Eli Lilly, J.P Morgan Chase, BellSouth and General Electric.

The fund's concentration on companies that are leaders in their industries has helped maintain the quality and integrity of the portfolio. With dividends reinvested, AMF has lost value in a fiscal year only two times in the past 30 years.

CHOOSING COMPANIES THAT PAY DIVIDENDS

The fund has a big advantage in reducing risk by investing only in companies that pay dividends. When the stock market is falling, dividend payments cushion the blow for investors, lessening the risk of holding equities. AMF's lifetime annual return of 12.5% is as much a result of holding its own during downturns as recording steady gains when stock prices are rising. "Dividends add so much to total return because they can be reinvested, and a stock's unrealized appreciation cannot," says Mike Shanahan, a veteran portfolio counselor for the fund. Dividends are also attractive considering the uncertain times in which we live, says Mike. "Dividends can't be faked. They are reliable. They're not dependent on what someone else wants to pay for your stock."

Regular dividends are also the clearest signal you can get on the stability of a company, says Jim. "Companies should distribute a significant portion of company earnings to shareholders in the form of dividends. The discipline of paying regular dividends encourages company executives to make better decisions about allocating their resources. Without the fiscal discipline of paying dividends, all too often companies take on marginal, less profitable projects simply because they have the money available."

AMF has earned a higher income return than the S&P 500. Since its inception in 1950, AMF has provided an average income return of 4.2% annually compared with 3.9% for the S&P 500. Over the fund's lifetime, dividends have accounted for 41% of the fund's annualized total return.

BUILDING UP CASH RESERVES WHEN STOCK PRICES SEEM OVERVALUED

The fund's portfolio counselors use cash equivalents to protect investors' principal during times when they believe stock prices are overvalued. "Anytime we feel that the stock market is overpriced, we tend to increase the fund's buying reserve," Jim says. "We do this when we feel that there is enthusiasm about the stock market or certain sectors of the market that isn't justified by fundamentals. When returns from cash instruments are too low -- as they have been recently -- we move up the fixed-income spectrum, buying one-, two- and three-year fixed-income securities."

[Begin Sidebar]
HIGHER YIELDS OVER TIME -- AMF VERSUS THE S&P 500

American Mutual Fund has had a higher dividend yield than the S&P 500. One reason for this: Many companies in the S&P 500 don't pay dividends, while AMF only invests in those that do.

[begin bar chart]
DISTRIBUTION RATE (%) AT NET ASSET VALUE

                          S&P 500              AMF

10/31/1985                 4.14               4.28
10/31/1986                 3.38               3.70
10/31/1987                 3.46               3.92
10/31/1988                 3.30               4.59
10/31/1989                 3.21               4.67
10/31/1990                 3.91               5.35
10/31/1991                 3.09               4.77
10/31/1992                 2.95               4.01
10/31/1993                 2.68               3.52
10/31/1994                 2.76               3.70
10/31/1995                 2.35               3.35
10/31/1996                 2.10               3.03
10/31/1997                 1.68               2.55
10/31/1998                 1.46               2.38
10/31/1999                 1.22               2.29
10/31/2000                 1.15               2.52
10/31/2001                 1.49               2.96
10/31/2002                 1.81               2.73
10/31/2003                 1.61               2.21
10/31/2004                 1.56               1.83

[end bar chart]
[End Sidebar]

SEEKING DIVERSIFICATION AND LOWER RISK THROUGH A MULTIPLE MANAGER SYSTEM

Continuity of management, a consistent investment style and diversification have been important elements in AMF's long-term investment results and have lowered its risk profile. All three result from the fund's long-time approach to investment management known as the multiple portfolio counselor system. Blending the best attributes of individualism and teamwork, the system, developed by the fund's investment adviser, Capital Research and Management Company, provides stability, flexibility and continuity. Under this system, the majority of AMF's portfolio is divided among five portfolio counselors who manage their portions of the assets as if they were managing an independent portfolio. A sixth portion -- about 25% of the fund's assets --is managed by 15 financial analysts who are industry specialists.

The multiple portfolio counselor system allows portfolio counselors to concentrate on their "highest conviction" ideas, and the fund benefits from the sum of the good ideas. With five portfolio counselors and a group of investment analysts making investment decisions, no one person's investment decisions can dominate the fund's portfolio strategy. Over the years, this has led to a more stable and consistent investment approach.

"It has also had the effect of reducing the volatility of the fund," says Jim. "We diversify the fund by selecting different types of stocks and also by selecting portfolio counselors who have different investing styles, backgrounds and locations. Not all counselors are producing strong results at the same time. When one counselor may be running into a rough patch, another may be providing excellent returns. Some do well in bull markets, and others do well in down markets. These different styles spread out the risk."


[Begin Sidebar]
HOW AMERICAN MUTUAL FUND HAS FARED DURING MARKET DECLINES

Total returns for AMF and S&P 500. (S&P 500 assumes monthly reinvestment of dividends.)

[begin bar chart]
S&P 500  -11.7%
AMF       -9.7%
[end bar chart]

Jan. 5, 1953 -
Sept. 14, 1953
Korean War ends;
recession begins


[begin bar chart]
S&P 500   -18.1%
AMF       -16.0%
[end bar chart]

Aug. 2, 1956 -
Oct. 22, 1957
Egypt seizes
Suez Canal

[begin bar chart]
S&P 500   -26.9%
AMF       -25.0%
[end bar chart]

Dec. 12, 1961 -
June 26, 1962
Stocks hit postwar
highs; Kennedy
confronts steel
industry

[begin bar chart]
S&P 500   -20.5%
AMF       -15.1%
[end bar chart]

Feb. 9, 1966 -
Oct. 7, 1966
Economy overheats,
interest rates and
taxes rise

[begin bar chart]
S&P 500    -33.0%
AMF        -31.8%
[end bar chart]

Nov. 29, 1968 -
May 26, 1970
Vietnam War
sparks civil
unrest, recession

[begin bar chart]
S&P 500     -44.8%
AMF         -32.2%
[end bar chart]

Jan. 11, 1973 -
Oct. 3, 1974
OPEC oil embargo;
Watergate scandal;
Nixon resigns

[begin bar chart]
S&P 500      -13.5%
AMF           +3.1%
[end bar chart]

Sept. 21, 1976 -
March 6, 1978
Carter warns
of impending
energy crisis

[begin bar chart]
S&P 500      -20.2%
AMF           +3.5%
[end bar chart]

Nov. 28, 1980 -
Aug. 12, 1982
Record-high
interest rates
provoke recession

[begin bar chart]
S&P 500      -32.8%
AMF          -21.4%
[end bar chart]

Aug. 25, 1987 -
Dec. 4, 1987
Overvalued
stocks trigger
market crash

[begin bar chart]
S&P 500      -19.2%
AMF          -12.1%
[end bar chart]

July 16, 1990 -
Oct. 11, 1990
Iraq invades
Kuwait

[begin bar chart]
S&P 500      -19.1%
AMF          -12.1%
[end bar chart]

July 17, 1998 -
Aug. 31, 1998
"Asian flu" spreads to
Russia, igniting global
economic fears

[begin bar chart]
S&P 500       -47.4%
AMF            -7.1%
[end bar chart]

March 24, 2000 -
Oct. 9, 2002
Internet bubble bursts;
terrorist strike on U.S.
[End Sidebar]


THE VALUE OF EXPERIENCE

A key ingredient in AMF's success is the depth of experience of the fund's portfolio counselors and analysts. The fund's investment professionals have managed investments during wars, recessions, sharp market declines and exuberant bull markets. "One of the great things about this fund is that we have people who have seen it all before," says Bob. "When you have been following an industry or the market for 10, 20, 30 or 40 years, you have a perspective that others just don't have. You are not likely to panic at the bottom of a market cycle or the top."

AMF's five portfolio counselors have a combined total investment experience of 149 years. Individual counselors average 30 years of investment experience.* The 15 investment analysts who contribute to the fund's research portfolio also have lengthy experience in covering their industries.

As we have seen, AMF's long-term record has been built by investing in companies that pay dividends and are industry leaders. The fund's strategy of increasing cash reserves when stock prices seem overvalued has helped protect shareholders during difficult markets. The multiple portfolio counselor system of fund management has brought continuity, flexibility, diversification and stability. And the long-term experience of AMF's investment professionals has served the fund well in good times and bad. This cautious, risk-averse approach has worked for more than 54 years and should be a good foundation for the next five decades as well.

[Begin Sidebar]
AMERICAN MUTUAL FUND'S
PORTFOLIO COUNSELORS

American Mutual Fund's five portfolio counselors have an average 30 years of investment experience.* The knowledge and wisdom they have accumulated over the years have helped them manage your fund through many stock market cycles.

                                       Years of
                                      investment
Portfolio counselor                   experience*

James K. Dunton                           42
R. Michael Shanahan                       40
Robert G. O'Donnell                       33
Alan N. Berro                             19
J. Dale Harvey                            15

*All years of experience as of January 2005.
[End Sidebar]


SUMMARY INVESTMENT PORTFOLIO, October 31, 2004

Beginning with this report, a summary portfolio, approved under rules adopted by the Securities and Exchange Commission this year, will replace the complete listing of portfolio holdings used in previous shareholder reports. This summary portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. The schedule includes each of the fund's 50 largest holdings and investments of any issuer for which the total value of all holdings in that issuer exceeds 1% of the fund's net assets. A complete schedule of portfolio holdings is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

[begin pie chart]
                                                                      Percent
                                                                       of net
INDUSTRY SECTOR DIVERSIFICATION                                        assets

Financials                                                              17.77 %
Industrials                                                              9.70
Consumer discretionary                                                   9.68
Health care                                                              8.95
Energy                                                                   8.80
Bonds & notes                                                            1.54
Convertible securities                                                   1.03
Other industries                                                        30.06
Cash & equivalents                                                      12.47
[end pie chart]


                                                                                               Shares         Market      Percent
                                                                                                               value       of net
COMMON STOCKS  - 84.96%                                                                                        (000)       assets

ENERGY  - 8.80%
ChevronTexaco Corp.                                                                         3,188,900       $169,203        1.23%
ConocoPhillips                                                                              1,916,589        161,588         1.17
Devon Energy Corp.                                                                          2,000,000        147,940         1.07
Exxon Mobil Corp.                                                                           3,485,000        171,532         1.24
Marathon Oil Corp.                                                                          4,400,000        167,684         1.21
Sunoco, Inc.                                                                                1,606,200        119,437          .87
Unocal Corp.                                                                                2,580,400        107,732          .78
Other securities                                                                                             170,108         1.23
                                                                                                           1,215,224         8.80

MATERIALS  - 4.82%
MeadWestvaco Corp.                                                                          4,588,000        144,660         1.05
Other securities                                                                                             520,811         3.77
                                                                                                             665,471         4.82

INDUSTRIALS  - 9.70%
General Electric Co.                                                                        7,650,000        261,018         1.89
Norfolk Southern Corp.                                                                      6,406,500        217,501         1.58
Northrop Grumman Corp.                                                                      2,400,000        124,200          .90
Tyco International Ltd.                                                                     3,700,000        115,255          .83
Other securities                                                                                             621,592         4.50
                                                                                                           1,339,566         9.70

CONSUMER DISCRETIONARY  - 9.68%
Carnival Corp., units                                                                       2,325,000        117,552          .85
General Motors Corp.                                                                        4,814,800        185,611         1.34
Magna International Inc., Class A                                                           1,780,000        129,851          .94
TJX Companies, Inc.                                                                         5,850,000        140,283         1.02
Other securities                                                                                             763,209         5.53
                                                                                                           1,336,506         9.68

CONSUMER STAPLES  - 5.45%
H.J. Heinz Co.                                                                              3,500,000        127,225          .92
Procter & Gamble Co.                                                                          800,000         40,944          .30
Wal-Mart Stores, Inc.                                                                       1,200,000         64,704          .47
Other securities                                                                                             519,408         3.76
                                                                                                             752,281         5.45

HEALTH CARE  - 8.95%
Abbott Laboratories                                                                         5,100,000        217,413         1.58
Bristol-Myers Squibb Co.                                                                    7,507,200        175,894         1.27
Eli Lilly and Co.                                                                           3,330,000        182,850         1.32
Johnson & Johnson                                                                           1,750,000        102,165          .74
Pfizer Inc                                                                                  3,358,100         97,217          .70
Wyeth                                                                                       4,198,000        166,451         1.21
Other securities                                                                                             294,783         2.13
                                                                                                           1,236,773         8.95

FINANCIALS  - 17.77%
American International Group, Inc.                                                          2,329,000        141,394         1.02
Bank of America Corp.                                                                       5,126,132        229,599         1.66
Citigroup Inc.                                                                              2,165,441         96,081          .69
Fannie Mae                                                                                  4,035,000        283,055         2.05
Freddie Mac                                                                                 2,900,000        193,140         1.40
J.P. Morgan Chase & Co.                                                                     5,446,000        210,216         1.52
Jefferson-Pilot Corp.                                                                       2,150,000        103,823          .75
St. Paul Travelers Companies, Inc.                                                          4,950,000        168,102         1.22
SunTrust Banks, Inc.                                                                        1,475,000        103,810          .75
UnumProvident Corp.                                                                         8,150,000        111,329          .81
Washington Mutual, Inc.                                                                     3,200,000        123,872          .90
Wells Fargo & Co.                                                                           1,668,750         99,658          .72
Other securities                                                                                             590,562         4.28
                                                                                                           2,454,641        17.77

INFORMATION TECHNOLOGY  - 7.65%
Automatic Data Processing, Inc.                                                             2,400,000        104,136          .75
Hewlett-Packard Co.                                                                        10,300,000        192,198         1.39
International Business Machines Corp.                                                       3,210,000        288,097         2.09
Microchip Technology Inc.                                                                   3,500,000        105,875          .77
Other securities                                                                                             366,207         2.65
                                                                                                           1,056,513         7.65

TELECOMMUNICATION SERVICES  - 6.51%
AT&T Corp.                                                                                  8,834,600        151,160         1.09
BellSouth Corp.                                                                             8,900,000        237,363         1.72
SBC Communications Inc.                                                                     5,700,000        143,982         1.04
Sprint Corp. - FON Group                                                                   10,507,000        220,122         1.59
Other securities                                                                                             146,815         1.07
                                                                                                             899,442         6.51

UTILITIES  - 5.63%
American Electric Power Co., Inc.                                                           3,700,000        121,841          .88
Duke Energy Corp.                                                                           4,800,000        117,744          .85
Other securities                                                                                             538,526         3.90
                                                                                                             778,111         5.63


TOTAL COMMON STOCKS (cost: $9,689,383,000)                                                                11,734,528        84.96



                                                                                                              Market      Percent
                                                                                                               value       of net
CONVERTIBLE SECURITIES  - 1.03%                                                                                 (000)      assets


TOTAL CONVERTIBLE SECURITIES (cost: $139,604,000)                                                           $142,082        1.03%



                                                                                            Principal         Market      Percent
                                                                                               amount          value       of net
BONDS AND NOTES  - 1.54%                                                                        (000)          (000)       assets

MORTGAGE-BACKED OBLIGATIONS - 0.07%
Fannie Mae 6.00% 2017 (1)                                                                      $9,077          9,542          .07

GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS  - 1.39%
Fannie Mae 6.00% 2005                                                                         160,000        166,421
Fannie Mae 5.00% 2007                                                                          25,000         26,135         1.39
                                                                                                             192,556         1.39

OTHER - 0.08%                                                                                                 10,426          .08


TOTAL BONDS AND NOTES (cost: $206,656,000)                                                                   212,524         1.54



                                                                                            Principal         Market      Percent
                                                                                               amount          value       of net
SHORT-TERM SECURITIES  - 12.24%                                                                 (000)          (000)       assets

Abbott Laboratories Inc. 1.75%-1.86% due 11/18-12/7/2004 (2)                                   48,700         48,637          .35
AIG Funding, Inc. 1.79% due 11/29/2004                                                         22,000         21,968          .16
Bank of America Corp. 1.62% due 11/1/2004                                                      21,100         21,099          .15
BellSouth Corp. 1.82% due 11/9/2004 (2)                                                        50,000         49,977          .36
Citicorp 2.00%-2.05% due 12/14/2004-1/4/2005                                                   80,000         79,758          .58
DuPont (E.I.) de Nemours & Co. 1.72%-1.84% due 11/10-12/8/2004                                147,800        147,626         1.07
Eli Lilly and Co. 1.69% due 11/8/2004 (2)                                                      12,500         12,495          .09
Federal Home Loan Bank 1.60%-1.98% due 11/9/2004-1/21/2005                                    141,500        141,131         1.02
Freddie Mac 1.80%-1.84% due 12/1-12/7/2004                                                    104,700        104,526          .76
IBM Capital Inc. 1.955% due 1/7/2005 (2)                                                       48,000         47,812          .35
New Center Asset Trust Plus 1.64% due 11/2/2004                                                25,000         24,998          .18
Pfizer Inc 1.66%-1.84% due 11/3-12/27/2004 (2)                                                108,400        108,258          .78
Procter & Gamble Co. 1.60%-1.97% due 11/4/2004-1/21/2005 (2)                                  139,500        139,272         1.01
Wal-Mart Stores Inc. 1.74%-1.91% due 11/9-12/7/2004 (2)                                       103,800        103,682          .75
Wells Fargo & Co. 1.87%-1.91% due 12/3-12/6/2004                                              116,400        116,286          .84
Other securities                                                                                             522,853         3.79

TOTAL SHORT-TERM SECURITIES (cost: $1,690,430,000)                                                         1,690,378        12.24


TOTAL INVESTMENT SECURITIES (cost: $11,726,073,000)                                                       13,779,512        99.77
Other assets less liabilities                                                                                 32,612          .23

NET ASSETS                                                                                               $13,812,124      100.00%

"Other securities" includes all issues that are not required to be disclosed in the summary investment portfolio.

(1) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(2) Restricted security that can be resold only to institutional investors.
    In practice, these securities are typically as liquid as unrestricted securities in the portfolio. The total value of all such restricted securities, including those included in "Other securities" in the summary investment portfolio, was $693,948,000, which represented 5.02% of the net assets of the fund.

See Notes to Financial Statements


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at October 31, 2004                           (dollars and shares in thousands,
                                                      except per-share amounts)

ASSETS:
 Investment securities at market (cost: $11,726,073)                                                          $13,779,512
 Cash                                                                                                                 404
 Receivables for:
  Sales of investments                                                                  $1,802
  Sales of fund's shares                                                                29,293
  Dividends and interest                                                                32,192                     63,287
                                                                                                               13,843,203
LIABILITIES:
 Payables for:
  Purchases of investments                                                              11,268
  Repurchases of fund's shares                                                           9,645
  Investment advisory services                                                           2,922
  Services provided by affiliates                                                        5,798
  Deferred Directors' compensation                                                       1,419
  Other fees and expenses                                                                   27                     31,079
NET ASSETS AT OCTOBER 31, 2004                                                                                $13,812,124

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                                                                   $11,732,440
 Undistributed net investment income                                                                               34,159
 Accumulated net realized loss                                                                                     (7,914)
 Net unrealized appreciation                                                                                    2,053,439
NET ASSETS AT OCTOBER 31, 2004                                                                                $13,812,124

Total authorized capital stock - 750,000 shares, $0.001 par value (550,712 total shares outstanding)

                                                                                                                 Net asset value
                                                                              Net assets   Shares outstanding      per share (1)

Class A                                                                      $12,043,641              479,890             $25.10
Class B                                                                          497,285               19,936              24.94
Class C                                                                          500,118               20,081              24.90
Class F                                                                          324,085               12,943              25.04
Class 529-A                                                                       98,718                3,938              25.07
Class 529-B                                                                       24,536                  982              25.00
Class 529-C                                                                       33,076                1,323              25.00
Class 529-E                                                                        5,553                  222              25.02
Class 529-F                                                                        1,793                   71              25.08
Class R-1                                                                         10,087                  404              24.97
Class R-2                                                                         64,352                2,579              24.95
Class R-3                                                                        112,560                4,503              25.00
Class R-4                                                                         34,551                1,379              25.06
Class R-5                                                                         61,769                2,461              25.10

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $26.63 and $26.60, respectively.

See Notes to Financial Statements


STATEMENT OF OPERATIONS
for the year ended October 31, 2004                     (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Dividends (net of non-U.S. withholding tax of $372)                                                $272,105
  Interest                                                                                             46,487          $318,592

 Fees and expenses:
  Investment advisory services                                                                         33,954
  Distribution services                                                                                35,198
  Transfer agent services                                                                               8,949
  Administrative services                                                                               2,046
  Reports to shareholders                                                                                 416
  Registration statement and prospectus                                                                   561
  Postage, stationery and supplies                                                                        942
  Directors' compensation                                                                                 387
  Auditing and legal                                                                                      159
  Custodian                                                                                               103
  State and local taxes                                                                                    96
  Other                                                                                                    79
  Total expenses before reimbursement/waiver                                                           82,890
   Reimbursement/waiver of expenses                                                                       457            82,433
 Net investment income                                                                                                  236,159

NET REALIZED GAIN AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 Net realized gain on investments                                                                                           782
 Net unrealized appreciation on investments                                                                             971,758
  Net realized gain and unrealized appreciation on investments                                                          972,540
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                 $1,208,699

See Notes to Financial Statements



STATEMENT OF CHANGES IN NET ASSETS                      (dollars in thousands)

                                                                                                       Year ended October 31
                                                                                                         2004              2003
OPERATIONS:
 Net investment income                                                                               $236,159          $207,510
 Net realized gain on investments                                                                         782            58,818
 Net unrealized appreciation on investments                                                           971,758         1,374,180
  Net increase in net assets resulting from operations                                              1,208,699         1,640,508

DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
 Dividends from net investment income                                                                (224,102)         (219,640)
 Distributions from net realized gain on investments                                                  (42,043)         (126,094)
  Total dividends and distributions paid to shareholders                                             (266,145)         (345,734)

CAPITAL SHARE TRANSACTIONS                                                                          2,178,397         1,221,104

TOTAL INCREASE IN NET ASSETS                                                                        3,120,951         2,515,878

NET ASSETS:
 Beginning of year                                                                                 10,691,173         8,175,295
 End of year (including undistributed
  net investment income: $34,159 and $22,508, respectively)                                       $13,812,124       $10,691,173

See Notes to Financial Statements



NOTES TO FINANCIAL STATEMENTS



1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Mutual Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives - current income, growth of capital and conservation of principal - through investments in companies that participate in the growth of the American economy.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
Share class             Initial sales charge Contingent deferred sales  Conversion feature charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes A and 529-A     Up to 5.75%          None (except 1% for        None
                                             certain redemptions
                                             within one year of
                                             purchase without an
                                             initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes B and 529-B     None                 Declines from 5% to zero   Classes B and 529-B convert to
                                             for redemptions within     classes A and 529-A,
                                             six years of purchase      respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class C                 None                 1% for redemptions within  Class C converts to Class F
                                             one year of purchase       after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class 529-C             None                 1% for redemptions within  None
                                             one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class 529-E             None                 None                       None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes F and 529-F     None                 None                       None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,  None                 None                       None
R-4 and R-5
---------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.

          TAXATION - Dividend income is recorded net of non-U.S. taxes paid.

2.       FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; and paydowns on investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of October 31, 2004, the cost of investment securities for federal income tax purposes was $11,733,241,000.

During the year ended October 31, 2004, the fund reclassified $70,000 from undistributed net investment income to additional paid-in capital and $336,000 from undistributed net investment income to undistributed capital gains to align financial reporting with tax reporting.

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income
                                                                                                $35,579
Gross unrealized appreciation on investment securities                                        2,417,222
Gross unrealized depreciation on investment securities                                         (370,951)
Net unrealized appreciation on investment securities                                          2,046,271

During the year ended October 31, 2004, the fund realized, on a tax basis, a net capital gain of $562,000.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

                                                                            Year ended October 31, 2004
                                                         Ordinary income      Long-term capital gains  Total distributions paid
Share class
Class A                                                        $ 206,064                     $ 38,064                 $ 244,128
Class B                                                            4,617                        1,279                     5,896
Class C                                                            4,073                        1,110                     5,183
Class F                                                            4,386                          683                     5,069
Class 529-A                                                        1,349                          212                     1,561
Class 529-B                                                          180                           57                       237
Class 529-C                                                          234                           69                       303
Class 529-E                                                           62                           12                        74
Class 529-F                                                           20                            3                        23
Class R-1                                                             53                           16                        69
Class R-2                                                            517                          133                       650
Class R-3                                                            952                          142                     1,094
Class R-4                                                            391                           63                       454
Class R-5                                                          1,204                          200                     1,404
Total                                                          $ 224,102                     $ 42,043                 $ 266,145




                                                                                   Year ended October 31, 2003
                                                         Ordinary income      Long-term capital gains  Total distributions paid
Share class
Class A                                                        $ 207,630                    $ 119,662                 $ 327,292
Class B                                                            3,782                        2,525                     6,307
Class C                                                            2,785                        1,735                     4,520
Class F                                                            2,439                          914                     3,353
Class 529-A                                                          808                          329                     1,137
Class 529-B                                                          136                           84                       220
Class 529-C                                                          158                           96                       254
Class 529-E                                                           38                           14                        52
Class 529-F                                                            7                            1                         8
Class R-1                                                             25                            3                        28
Class R-2                                                            247                           52                       299
Class R-3                                                            293                           43                       336
Class R-4                                                            101                            4                       105
Class R-5                                                          1,191                          632                     1,823
Total                                                          $ 219,640                    $ 126,094                 $ 345,734


3.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a declining series of annual rates beginning with 0.384% on the first $1 billion of month-end net assets and decreasing to 0.240% on such assets in excess of $8 billion. The Board of Directors approved an amended agreement effective April 1, 2004, continuing the series of rates to include an additional annual rate of 0.230% on month-end net assets in excess of $13 billion. During the year ended October 31, 2004, CRMC reduced investment advisory services fees by $305,000. As a result, the fee shown on the accompanying financial statements of $33,954,000, which was equivalent to an annualized rate of 0.274%, was reduced to $33,649,000, or 0.271% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of October 31, 2004, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                      0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the year ended October 31, 2004, CRMC agreed to pay a portion of these fees for classes R-1, R-2 and R-3. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

          Expenses under the agreements described above for the year ended October 31, 2004, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
         Class A                 $25,167            $8,564     Not applicable      Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
         Class B                   4,124               385     Not applicable      Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
         Class C                   3,885     Included                    $583                 $85       Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
         Class F                     622     Included                     373                  28       Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
         Class 529-A                 116     Included                     115                  10                  $76
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
         Class 529-B                 198     Included                      30                   9                   20
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
         Class 529-C                 255     Included                      38                   9                   26
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
         Class 529-E                  22     Included                       7                   1                    5
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
         Class 529-F                   3     Included                       2                  -*                    1
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
         Class R-1                    55     Included                       8                   4       Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
         Class R-2                   367     Included                      73                 281       Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
         Class R-3                   328     Included                      98                  70       Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
         Class R-4                    56     Included                      33                   2       Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
         Class R-5        Not applicable     Included                      58                   1       Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $35,198          $8,949             $1,418              $500                 $128
         --------------------------------------------------------------------------------------------------------------
         * Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes $238,000 in current fees (either paid in cash or deferred) and a net increase of $149,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

4.       CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                                              Reinvestments of
Share class                                                                    Sales(1)                 dividends and distributions
                                                                          Amount        Shares                Amount        Shares
Year ended October 31, 2004
Class A                                                              $ 2,249,778        91,778             $ 223,459         9,214
Class B                                                                  179,897         7,391                 5,661           236
Class C                                                                  245,538        10,093                 4,919           204
Class F                                                                  184,317         7,536                 4,602           189
Class 529-A                                                               44,044         1,801                 1,561            64
Class 529-B                                                                9,686           398                   237            10
Class 529-C                                                               16,215           664                   303            13
Class 529-E                                                                2,434           100                    75             3
Class 529-F                                                                1,058            43                    23             1
Class R-1                                                                  7,582           307                    69             3
Class R-2                                                                 35,768         1,465                   649            27
Class R-3                                                                 87,583         3,572                 1,080            44
Class R-4                                                                 21,888           891                   453            19
Class R-5                                                                 14,855           606                   786            32
Total net increase
   (decrease)                                                        $ 3,100,643       126,645             $ 243,877        10,059

Year ended October 31, 2003
Class A                                                              $ 1,409,403        66,442             $ 299,136        14,284
Class B                                                                  144,921         6,868                 6,063           290
Class C                                                                  156,020         7,345                 4,306           205
Class F                                                                  128,330         6,048                 3,041           143
Class 529-A                                                               27,278         1,286                 1,137            54
Class 529-B                                                                7,597           360                   220            10
Class 529-C                                                                9,213           435                   255            12
Class 529-E                                                                1,967            94                    52             2
Class 529-F                                                                  611            28                     7            -*
Class R-1                                                                  4,054           187                    28             1
Class R-2                                                                 30,736         1,453                   299            14
Class R-3                                                                 31,866         1,504                   334            15
Class R-4                                                                 15,321           700                   105             5
Class R-5                                                                  6,922           329                   955            46
Total net increase
   (decrease)                                                        $ 1,974,239        93,079             $ 315,938        15,081



Share class                                                                   Repurchases(1)                      Net increase
                                                                          Amount        Shares                Amount        Shares
Year ended October 31, 2004
Class A                                                               $ (991,735)      (40,523)          $ 1,481,502        60,469
Class B                                                                  (33,058)       (1,357)              152,500         6,270
Class C                                                                  (44,390)       (1,822)              206,067         8,475
Class F                                                                  (54,526)       (2,245)              134,393         5,480
Class 529-A                                                               (3,580)         (146)               42,025         1,719
Class 529-B                                                                 (680)          (28)                9,243           380
Class 529-C                                                               (1,648)          (67)               14,870           610
Class 529-E                                                                 (280)          (12)                2,229            91
Class 529-F                                                                  (55)           (2)                1,026            42
Class R-1                                                                 (1,822)          (75)                5,829           235
Class R-2                                                                 (7,664)         (314)               28,753         1,178
Class R-3                                                                (11,818)         (484)               76,845         3,132
Class R-4                                                                 (4,981)         (203)               17,360           707
Class R-5                                                                 (9,886)         (407)                5,755           231
Total net increase
   (decrease)                                                       $ (1,166,123)      (47,685)          $ 2,178,397        89,019

Year ended October 31, 2003
Class A                                                               $ (970,485)      (46,474)            $ 738,054        34,252
Class B                                                                  (25,604)       (1,231)              125,380         5,927
Class C                                                                  (26,105)       (1,253)              134,221         6,297
Class F                                                                  (30,043)       (1,418)              101,328         4,773
Class 529-A                                                               (1,654)          (78)               26,761         1,262
Class 529-B                                                                 (296)          (14)                7,521           356
Class 529-C                                                                 (453)          (22)                9,015           425
Class 529-E                                                                  (98)           (4)                1,921            92
Class 529-F                                                                   (4)            -*                  614            28
Class R-1                                                                   (575)          (25)                3,507           163
Class R-2                                                                 (4,041)         (191)               26,994         1,276
Class R-3                                                                 (4,763)         (223)               27,437         1,296
Class R-4                                                                   (955)          (44)               14,471           661
Class R-5                                                                 (3,997)         (190)                3,880           185
Total net increase
   (decrease)                                                       $ (1,069,073)      (51,167)          $ 1,221,104        56,993

* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.

5.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $3,638,267,000 and $1,778,088,000, respectively, during the year ended October 31, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended October 31, 2004, the custodian fee of $103,000 included $7,000 that was offset by this reduction, rather than paid in cash.



FINANCIAL HIGHLIGHTS (1)

                                                                                     Income (loss) from investment operations(2)
                                                                                                              Net
                                                                       Net asset                    gains (losses)
                                                                          value,            Net     on securities      Total from
                                                                       beginning     investment    (both realized      investment
                                                                       of period         income    and unrealized)     operations
Class A:
 Year ended 10/31/2004                                                    $23.17           $.48             $2.00           $2.48
 Year ended 10/31/2003                                                     20.20            .49              3.31            3.80
 Year ended 10/31/2002                                                     23.22            .49             (2.29)          (1.80)
 Year ended 10/31/2001                                                     24.36            .65               .19             .84
 Year ended 10/31/2000                                                     30.09            .80              (.74)            .06
Class B:
 Year ended 10/31/2004                                                     23.04            .29              1.98            2.27
 Year ended 10/31/2003                                                     20.11            .32              3.28            3.60
 Year ended 10/31/2002                                                     23.13            .32             (2.28)          (1.96)
 Year ended 10/31/2001                                                     24.30            .44               .21             .65
 Period from 3/15/2000 to 10/31/2000                                       21.78            .37              2.46            2.83
Class C:
 Year ended 10/31/2004                                                     23.01            .27              1.97            2.24
 Year ended 10/31/2003                                                     20.09            .30              3.28            3.58
 Year ended 10/31/2002                                                     23.12            .30             (2.28)          (1.98)
 Period from 3/15/2001 to 10/31/2001                                       23.48            .24              (.35)           (.11)
Class F:
 Year ended 10/31/2004                                                     23.12            .45              2.00            2.45
 Year ended 10/31/2003                                                     20.17            .46              3.30            3.76
 Year ended 10/31/2002                                                     23.20            .47             (2.30)          (1.83)
 Period from 3/15/2001 to 10/31/2001                                       23.54            .34              (.35)           (.01)
Class 529-A:
 Year ended 10/31/2004                                                     23.15            .45              2.00            2.45
 Year ended 10/31/2003                                                     20.20            .47              3.31            3.78
 Period from 2/19/2002 to 10/31/2002                                       23.31            .34             (3.07)          (2.73)
Class 529-B:
 Year ended 10/31/2004                                                     23.09            .24              1.99            2.23
 Year ended 10/31/2003                                                     20.16            .27              3.30            3.57
 Period from 2/19/2002 to 10/31/2002                                       23.31            .20             (3.06)          (2.86)
Class 529-C:
 Year ended 10/31/2004                                                     23.09            .24              1.99            2.23
 Year ended 10/31/2003                                                     20.16            .27              3.30            3.57
 Period from 2/20/2002 to 10/31/2002                                       23.54            .21             (3.30)          (3.09)
Class 529-E:
 Year ended 10/31/2004                                                     23.10            .37              1.99            2.36
 Year ended 10/31/2003                                                     20.16            .38              3.30            3.68
 Period from 3/7/2002 to 10/31/2002                                        24.93            .27             (4.67)          (4.40)
Class 529-F:
 Year ended 10/31/2004                                                     23.16            .43              2.00            2.43
 Year ended 10/31/2003                                                     20.22            .43              3.32            3.75
 Period from 9/17/2002 to 10/31/2002                                       20.63            .05              (.34)           (.29)




Financial highlights (1)                                           (continued)

                                                                                     Income (loss) from investment operations(2)
                                                                                                              Net
                                                                       Net asset                     gains(losses)
                                                                          value,            Net     on securities      Total from
                                                                       beginning     investment    (both realized      investment
                                                                       of period         income    and unrealized)     operations
Class R-1:
 Year ended 10/31/2004                                                    $23.06           $.26             $1.99           $2.25
 Year ended 10/31/2003                                                     20.17            .26              3.33            3.59
 Period from 6/11/2002 to 10/31/2002                                       23.56            .12             (3.29)          (3.17)
Class R-2:
 Year ended 10/31/2004                                                     23.05            .27              1.99            2.26
 Year ended 10/31/2003                                                     20.17            .29              3.28            3.57
 Period from 5/31/2002 to 10/31/2002                                       24.35            .14             (4.10)          (3.96)
Class R-3:
 Year ended 10/31/2004                                                     23.09            .37              1.99            2.36
 Year ended 10/31/2003                                                     20.18            .37              3.30            3.67
 Period from 6/6/2002 to 10/31/2002                                        23.70            .17             (3.44)          (3.27)
Class R-4:
 Year ended 10/31/2004                                                     23.14            .46              1.99            2.45
 Year ended 10/31/2003                                                     20.19            .44              3.32            3.76
 Period from 6/27/2002 to 10/31/2002                                       22.95            .17             (2.79)          (2.62)
Class R-5:
 Year ended 10/31/2004                                                     23.17            .53              2.00            2.53
 Year ended 10/31/2003                                                     20.21            .54              3.29            3.83
 Period from 5/15/2002 to 10/31/2002                                       24.66            .26             (4.43)          (4.17)




FINANCIAL HIGHLIGHTS (1)

                                                                                Dividends and distributions

                                                                        Dividends
                                                                        (from net  Distributions             Total      Net asset
                                                                       investment  (from capital     dividends and     value, end
                                                                          income)         gains)     distributions      of period
Class A:
 Year ended 10/31/2004                                                     $(.46)         $(.09)            $(.55)         $25.10
 Year ended 10/31/2003                                                      (.52)          (.31)             (.83)          23.17
 Year ended 10/31/2002                                                      (.57)          (.65)            (1.22)          20.20
 Year ended 10/31/2001                                                      (.72)         (1.26)            (1.98)          23.22
 Year ended 10/31/2000                                                      (.74)         (5.05)            (5.79)          24.36
Class B:
 Year ended 10/31/2004                                                      (.28)          (.09)             (.37)          24.94
 Year ended 10/31/2003                                                      (.36)          (.31)             (.67)          23.04
 Year ended 10/31/2002                                                      (.41)          (.65)            (1.06)          20.11
 Year ended 10/31/2001                                                      (.56)         (1.26)            (1.82)          23.13
 Period from 3/15/2000 to 10/31/2000                                        (.31)             -              (.31)          24.30
Class C:
 Year ended 10/31/2004                                                      (.26)          (.09)             (.35)          24.90
 Year ended 10/31/2003                                                      (.35)          (.31)             (.66)          23.01
 Year ended 10/31/2002                                                      (.40)          (.65)            (1.05)          20.09
 Period from 3/15/2001 to 10/31/2001                                        (.25)             -              (.25)          23.12
Class F:
 Year ended 10/31/2004                                                      (.44)          (.09)             (.53)          25.04
 Year ended 10/31/2003                                                      (.50)          (.31)             (.81)          23.12
 Year ended 10/31/2002                                                      (.55)          (.65)            (1.20)          20.17
 Period from 3/15/2001 to 10/31/2001                                        (.33)             -              (.33)          23.20
Class 529-A:
 Year ended 10/31/2004                                                      (.44)          (.09)             (.53)          25.07
 Year ended 10/31/2003                                                      (.52)          (.31)             (.83)          23.15
 Period from 2/19/2002 to 10/31/2002                                        (.38)             -              (.38)          20.20
Class 529-B:
 Year ended 10/31/2004                                                      (.23)          (.09)             (.32)          25.00
 Year ended 10/31/2003                                                      (.33)          (.31)             (.64)          23.09
 Period from 2/19/2002 to 10/31/2002                                        (.29)             -              (.29)          20.16
Class 529-C:
 Year ended 10/31/2004                                                      (.23)          (.09)             (.32)          25.00
 Year ended 10/31/2003                                                      (.33)          (.31)             (.64)          23.09
 Period from 2/20/2002 to 10/31/2002                                        (.29)             -              (.29)          20.16
Class 529-E:
 Year ended 10/31/2004                                                      (.35)          (.09)             (.44)          25.02
 Year ended 10/31/2003                                                      (.43)          (.31)             (.74)          23.10
 Period from 3/7/2002 to 10/31/2002                                         (.37)             -              (.37)          20.16
Class 529-F:
 Year ended 10/31/2004                                                      (.42)          (.09)             (.51)          25.08
 Year ended 10/31/2003                                                      (.50)          (.31)             (.81)          23.16
 Period from 9/17/2002 to 10/31/2002                                        (.12)             -              (.12)          20.22




Financial highlights (1)                                            (continued)

                                                                               Dividends and distributions

                                                                        Dividends
                                                                        (from net  Distributions             Total      Net asset
                                                                       investment  (from capital     dividends and     value, end
                                                                          income)         gains)     distributions      of period
Class R-1:
 Year ended 10/31/2004                                                     $(.25)         $(.09)            $(.34)         $24.97
 Year ended 10/31/2003                                                      (.39)          (.31)             (.70)          23.06
 Period from 6/11/2002 to 10/31/2002                                        (.22)             -              (.22)          20.17
Class R-2:
 Year ended 10/31/2004                                                      (.27)          (.09)             (.36)          24.95
 Year ended 10/31/2003                                                      (.38)          (.31)             (.69)          23.05
 Period from 5/31/2002 to 10/31/2002                                        (.22)             -              (.22)          20.17
Class R-3:
 Year ended 10/31/2004                                                      (.36)          (.09)             (.45)          25.00
 Year ended 10/31/2003                                                      (.45)          (.31)             (.76)          23.09
 Period from 6/6/2002 to 10/31/2002                                         (.25)             -              (.25)          20.18
Class R-4:
 Year ended 10/31/2004                                                      (.44)          (.09)             (.53)          25.06
 Year ended 10/31/2003                                                      (.50)          (.31)             (.81)          23.14
 Period from 6/27/2002 to 10/31/2002                                        (.14)             -              (.14)          20.19
Class R-5:
 Year ended 10/31/2004                                                      (.51)          (.09)             (.60)          25.10
 Year ended 10/31/2003                                                      (.56)          (.31)             (.87)          23.17
 Period from 5/15/2002 to 10/31/2002                                        (.28)             -              (.28)          20.21



FINANCIAL HIGHLIGHTS (1)


                                                                       Ratio of expenses to   Ratio of expenses to    Ratio of
                                                        Net assets,      average net assets     average net assets  net income
                                              Total   end of period    before reimbursement    after reimbursement  to average
                                          return (3)  (in millions)                 waiver             /waiver (4)  net assets
Class A:
 Year ended 10/31/2004                        10.81%        $12,044                    .60%                  .60%         1.97%
 Year ended 10/31/2003                        19.31           9,716                    .62                   .62          2.32
 Year ended 10/31/2002                        (8.42)          7,782                    .60                   .60          2.15
 Year ended 10/31/2001                         3.71           8,399                    .59                   .59          2.68
 Year ended 10/31/2000                         1.21           8,343                    .59                   .59          3.29
Class B:
 Year ended 10/31/2004                         9.92             497                   1.39                  1.39          1.18
 Year ended 10/31/2003                        18.32             315                   1.41                  1.41          1.49
 Year ended 10/31/2002                        (9.11)            156                   1.40                  1.40          1.40
 Year ended 10/31/2001                         2.88              59                   1.38                  1.38          1.80
 Period from 3/15/2000 to 10/31/2000          13.07              10                   1.38 (5)              1.38 (5)      2.33 (5)
Class C:
 Year ended 10/31/2004                         9.82             500                   1.47                  1.46          1.09
 Year ended 10/31/2003                        18.23             267                   1.49                  1.49          1.39
 Year ended 10/31/2002                        (9.20)            107                   1.48                  1.48          1.34
 Period from 3/15/2001 to 10/31/2001           (.48)             28                   1.48 (5)              1.48 (5)      1.64 (5)
Class F:
 Year ended 10/31/2004                        10.70             324                    .70                   .70          1.86
 Year ended 10/31/2003                        19.14             172                    .72                   .72          2.14
 Year ended 10/31/2002                        (8.57)             54                    .75                   .75          2.08
 Period from 3/15/2001 to 10/31/2001           (.05)             12                    .76 (5)               .76 (5)      2.30 (5)
Class 529-A:
 Year ended 10/31/2004                        10.70              99                    .71                   .71          1.85
 Year ended 10/31/2003                        19.19              51                    .67                   .67          2.22
 Period from 2/19/2002 to 10/31/2002         (11.88)             19                    .70 (5)               .70 (5)      2.25 (5)
Class 529-B:
 Year ended 10/31/2004                         9.72              24                   1.59                  1.59           .97
 Year ended 10/31/2003                        18.07              14                   1.61                  1.61          1.27
 Period from 2/19/2002 to 10/31/2002         (12.40)              5                   1.60 (5)              1.60 (5)      1.36 (5)
Class 529-C:
 Year ended 10/31/2004                         9.74              33                   1.58                  1.58           .98
 Year ended 10/31/2003                        18.09              16                   1.60                  1.60          1.28
 Period from 2/20/2002 to 10/31/2002         (13.25)              6                   1.59 (5)              1.59 (5)      1.38 (5)
Class 529-E:
 Year ended 10/31/2004                        10.32               6                   1.06                  1.06          1.50
 Year ended 10/31/2003                        18.72               3                   1.07                  1.07          1.80
 Period from 3/7/2002 to 10/31/2002          (17.78)              1                   1.05 (5)              1.05 (5)      1.95 (5)
Class 529-F:
 Year ended 10/31/2004                        10.58               2                    .81                   .80          1.75
 Year ended 10/31/2003                        19.03               1                    .82                   .82          1.99
 Period from 9/17/2002 to 10/31/2002          (1.42)              - (6)                .09                   .09           .26




Financial highlights (1)                                           (continued)



                                                                      Ratio of expenses to  Ratio of expenses to      Ratio of
                                                        Net assets,     average net assets    average net assets    net income
                                              Total   end of period   before reimbursement   after reimbursement    to average
                                             return    (in millions)               /waiver           /waiver (4)    net assets
Class R-1:
 Year ended 10/31/2004                         9.83%            $10                   1.51%                 1.49%         1.07%
 Year ended 10/31/2003                        18.19               4                   1.65                  1.50          1.18
 Period from 6/11/2002 to 10/31/2002         (13.50)              - (6)               1.24                   .58           .60
Class R-2:
 Year ended 10/31/2004                         9.86              64                   1.76                  1.45          1.10
 Year ended 10/31/2003                        18.10              32                   1.86                  1.47          1.35
 Period from 5/31/2002 to 10/31/2002         (16.31)              3                    .75                   .61           .67
Class R-3:
 Year ended 10/31/2004                        10.32             113                   1.05                  1.04          1.49
 Year ended 10/31/2003                        18.64              32                   1.14                  1.08          1.72
 Period from 6/6/2002 to 10/31/2002          (13.87)              2                    .53                   .43           .83
Class R-4:
 Year ended 10/31/2004                        10.69              34                    .70                   .70          1.86
 Year ended 10/31/2003                        19.14              16                    .73                   .72          2.03
 Period from 6/27/2002 to 10/31/2002         (11.43)              - (6)                .53                   .25           .84
Class R-5:
 Year ended 10/31/2004                        11.04              62                    .39                   .39          2.18
 Year ended 10/31/2003                        19.50              52                    .41                   .41          2.53
 Period from 5/15/2002 to 10/31/2002         (16.98)             41                    .18                   .18          1.22




                                                                                     Year ended October 31
                                                                          2004     2003      2002      2001    2000

Portfolio turnover rate for all classes of shares                          17%      24%       31%       45%     29%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During the year ended 10/31/2004, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.
(5) Annualized.
(6) Amount less than 1 million.


See Notes to Financial Statements



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF AMERICAN MUTUAL FUND, INC.:

We have audited the accompanying statement of assets and liabilities of American Mutual Fund, Inc. (the "Fund"), including the summary investment portfolio, as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Mutual Fund, Inc. as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Costa Mesa, California
December 3, 2004


TAX INFORMATION (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fund's fiscal year ending October 31, 2004.

During  the  fiscal  year  ended,  the  fund  paid  a  long-term   capital  gain
distribution of $42,043,000.

Individual shareholders are eligible for reduced tax rates on qualified dividend income. For purposes of computing the dividends eligible for reduced tax rates, all of the dividends paid by the fund from ordinary income earned during the fiscal year are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends. For purposes of computing this exclusion, all of the dividends paid by the fund from ordinary income earned during the fiscal year represent qualifying dividends.

Certain states may exempt from income taxation that portion of dividends paid by the fund from ordinary income that was derived from direct U.S. government obligations. For purposes of computing this exclusion, $6,751,000 of the dividends paid by the fund from ordinary income earned during the fiscal year was derived from interest on direct U.S. government obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2005 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2004 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.


OTHER SHARE CLASS RESULTS (unaudited)

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Returns for periods ended September 30, 2004 (the most recent calendar quarter):

                                                                                              1 year          Life of class
CLASS B SHARES
Reflecting applicable contingent deferred sales charge
     (CDSC), maximum of 5%, payable only if shares
     are sold within six years of purchase                                                     +9.01%            +6.77%(1)
Not reflecting CDSC                                                                           +14.01%            +7.12%(1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                     +12.96%            +4.45%(2)
Not reflecting CDSC                                                                           +13.96%            +4.45%(2)

CLASS F SHARES(3)
Not reflecting annual asset-based fee charged by sponsoring firm                              +14.77%            +5.20%(2)

CLASS 529-A SHARES
Reflecting 5.75% maximum sales charge                                                          +8.22%            +3.30%(4)
Not reflecting maximum sales charge                                                           +14.81%            +5.67%(4)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable
     only if shares are sold within six years of purchase                                      +8.80%            +3.28%(4)
Not reflecting CDSC                                                                           +13.80%            +4.72%(4)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                     +12.82%            +4.35%(5)
Not reflecting CDSC                                                                           +13.82%            +4.35%(5)

CLASS 529-E SHARES(3)                                                                         +14.42%            +2.67%(6)

CLASS 529-F SHARES(3)
Not reflecting annual asset-based fee charged by sponsoring firm                              +14.67%           +13.29%(7)

The fund's investment adviser is waiving 5% of its management fee for the period September 1, 2004, through August 31, 2005. Over this one-year period, the fee waiver will amount to an approximate one to five basis point reduction in fund expenses. Accordingly, without the waiver the returns and distribution rates of the fund might have been lower by a similar order of magnitude.

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from February 19, 2002, when Class 529-A and Class 529-B shares were first sold.
(5) Average annual total return from February 20, 2002, when Class 529-C shares were first sold.
(6) Average annual total return from March 7, 2002, when Class 529-E shares were first sold.
(7) Average annual total return from September 17, 2002, when Class 529-F shares were first sold.

There are several ways to invest in American Mutual Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.79 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annual expenses 0.86 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.10 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.


EXPENSE EXAMPLE (unaudited)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 through October 31, 2004).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You may use the information in the table on the next page to estimate the impact of these fees by adding the amount of the fees to the number in the first line for your share class under the heading entitled "Expenses paid during period," and subtracting the amount of the fees from the number in the first line under the heading entitled "Ending account value."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You may use the information in the table on the next page to estimate the impact of these fees by adding the amount of the fees to the number in the second line for your share class under the heading entitled "Expenses paid during period," and subtracting the amount of the fees from the number in the second line under the heading entitled "Ending account value."

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               Beginning account            Ending account         Expenses paid        Annualized
                                                  value 5/1/2004          value 10/31/2004      during period(1)     expense ratio

Class A -- actual return                         $      1,000.00                 $1,038.21           $2.97               .58%
Class A -- assumed 5% return                            1,000.00                  1,022.22            2.95               .58
Class B -- actual return                                1,000.00                  1,033.91            7.06              1.38
Class B -- assumed 5% return                            1,000.00                  1,018.20            7.00              1.38
Class C -- actual return                                1,000.00                  1,033.60            7.41              1.45
Class C -- assumed 5% return                            1,000.00                  1,017.85            7.35              1.45
Class F -- actual return                                1,000.00                  1,037.56            3.53               .69
Class F -- assumed 5% return                            1,000.00                  1,021.67            3.51               .69
Class 529-A -- actual return                            1,000.00                  1,037.50            3.59               .70
Class 529-A -- assumed 5% return                        1,000.00                  1,021.62            3.56               .70
Class 529-B -- actual return                            1,000.00                  1,033.15            8.07              1.58
Class 529-B -- assumed 5% return                        1,000.00                  1,017.19            8.01              1.58
Class 529-C -- actual return                            1,000.00                  1,033.28            8.02              1.57
Class 529-C -- assumed 5% return                        1,000.00                  1,017.24            7.96              1.57
Class 529-E -- actual return                            1,000.00                  1,036.15            5.37              1.05
Class 529-E -- assumed 5% return                        1,000.00                  1,019.86            5.33              1.05
Class 529-F -- actual return                            1,000.00                  1,036.98            4.10               .80
Class 529-F -- assumed 5% return                        1,000.00                  1,021.11            4.06               .80
Class R-1 -- actual return                              1,000.00                  1,033.66            7.57              1.48
Class R-1 -- assumed 5% return                          1,000.00                  1,017.70            7.51              1.48
Class R-2 -- actual return                              1,000.00                  1,033.55            7.41              1.45
Class R-2 -- assumed 5% return                          1,000.00                  1,017.85            7.35              1.45
Class R-3 -- actual return                              1,000.00                  1,036.00            5.22              1.02
Class R-3 -- assumed 5% return                          1,000.00                  1,020.01            5.18              1.02
Class R-4 -- actual return                              1,000.00                  1,037.53            3.53               .69
Class R-4 -- assumed 5% return                          1,000.00                  1,021.67            3.51               .69
Class R-5 -- actual return                              1,000.00                  1,039.32            1.95               .38
Class R-5 -- assumed 5% return                          1,000.00                  1,023.23            1.93               .38

(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 366 (to reflect the one-half year period).


BOARD OF DIRECTORS AND OFFICERS

"NON-INTERESTED" DIRECTORS

                                           YEAR FIRST
                                              ELECTED
                                           A DIRECTOR
NAME AND AGE                           OF THE FUND(1)         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS

H. Frederick Christie, 71                       1972          Private investor; former President and CEO, The Mission Group
                                                              (non-utility holding company, subsidiary of Southern California Edison
                                                              Company)

Mary Anne Dolan, 57                             1993          Founder and President, M.A.D., Inc. (communications company); former
                                                              Editor-in-Chief, The Los Angeles Herald Examiner

Martin Fenton, 69                               1981          Chairman of the Board and CEO, Senior Resource Group LLC (development and management of senior living communities)

Mary Myers Kauppila, 50                         1991          Private investor; Chairman of the Board and CEO, Ladera Management
                                                              Company (venture capital and agriculture); former owner and President,
                                                              Energy Investment, Inc.

Bailey Morris-Eck, 60                           1999          Director and Programming Chair, WYPR Baltimore/Washington (public radio station); Senior Adviser (London), Financial News; Senior
                                                              Fellow, Institute for International Economics

Kirk P. Pendleton, 65                           1998          Chairman of the Board and CEO, Cairnwood, Inc. (venture capital investment)

Olin C. Robison, Ph.D., 68                      1991          President of the Salzburg Seminar; President Emeritus, Middlebury
                                                              College

Steven B. Sample, Ph.D., 64                     1999          President, University of Southern California


"NON-INTERESTED" DIRECTORS

                                            NUMBER OF
                                           PORTFOLIOS
                                              IN FUND
                                           COMPLEX(2)
                                          OVERSEEN BY
NAME AND AGE                                 DIRECTOR         OTHER DIRECTORSHIPS(3) HELD BY DIRECTOR

H. Frederick Christie, 71                        19           Ducommun Incorporated; IHOP Corporation; Southwest Water Company;
                                                              Valero L.P.

Mary Anne Dolan, 57                               3           None

Martin Fenton, 69                                16           None

Mary Myers Kauppila, 50                           5           None

Bailey Morris-Eck, 60                             3           The Nevis Fund, Inc.

Kirk P. Pendleton, 65                             6           None

Olin C. Robison, Ph.D., 68                        3           None

Steven B. Sample, Ph.D., 64                       2           UNOVA, Inc.; William Wrigley Jr. Company


"INTERESTED" DIRECTORS(4)

                                           YEAR FIRST
                                            ELECTED A
                                          DIRECTOR OR         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
NAME, AGE AND                                 OFFICER         AND POSITIONS HELD WITH AFFILIATED ENTITIES OR THE
POSITION WITH FUND                     OF THE FUND(1)         PRINCIPAL UNDERWRITER OF THE FUND

James K. Dunton, 66                             1984          Senior Vice President and Director, Capital
Chairman of the Board                                         Research and Management Company

Robert G. O'Donnell, 60                         1987          Senior Vice President and Director, Capital
President                                                     Research and Management Company


"INTERESTED" DIRECTORS(4)

                                            NUMBER OF
                                           PORTFOLIOS
                                              IN FUND
                                           COMPLEX(2)
NAME, AGE AND                             OVERSEEN BY
POSITION WITH FUND                           DIRECTOR         OTHER DIRECTORSHIPS(3) HELD BY DIRECTOR

James K. Dunton, 66                               2           None
Chairman of the Board

Robert G. O'Donnell, 60                           3           None
President

Chairman Emeritus
Jon B. Lovelace, Jr., 77                                      Chairman Emeritus, Capital Research and Management Company

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT FUND DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180. THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET, LOS ANGELES, CA 90071, ATTENTION:
FUND SECRETARY.

(1) Directors and officers of the fund serve until their resignation, removal or retirement.
(2) Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
(3) This includes all directorships (other than those in the American Funds) that are held by each Director as a director of a public company or a registered investment company.
(4) "Interested persons" within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
(5) Company affiliated with Capital Research and Management Company.


OTHER OFFICERS

                                            YEAR FIRST
                                               ELECTED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
NAME, AGE AND                               AN OFFICER        AND POSITIONS HELD WITH AFFILIATED ENTITIES OR
POSITION WITH FUND                      OF THE FUND(1)        THE PRINCIPAL UNDERWRITER OF THE FUND

Timothy D. Armour, 44                           1994          Executive Vice President and Director, Capital
Senior Vice President                                         Research and Management Company; Director, The Capital Group
                                                              Companies, Inc.(5)

Joanna F. Jonsson, 41                           1997          Senior Vice President, Capital Research Company;(5)
Senior Vice President                                         Director, The Capital Group Companies, Inc.(5)

Alan N. Berro, 44                               2000          Senior Vice President, Capital Research Company(5)
Vice President

J. Dale Harvey, 39                              2000          Vice President, Capital Research and Management
Vice President                                                Company; Director, American Funds Service Company(5)

William L. Robbins, 36                          2004          Vice President and Director, Capital Research
Vice President                                                Company(5)

Stuart R. Strachan, 48                          2000          Vice President and Senior Counsel -- Fund
Vice President                                                Business Management Group, Capital Research and Management Company

Julie F. Williams, 56                           1984          Vice President -- Fund Business Management
Secretary                                                     Group, Capital Research and Management Company

Jeffrey P. Regal, 33                            2003          Vice President -- Fund Business Management
Treasurer                                                     Group, Capital Research and Management Company

Sheryl F. Johnson, 36                           1998          Vice President -- Fund Business Management
Assistant Treasurer                                           Group, Capital Research and Management Company


OFFICES OF THE FUND AND OF
THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Suite 1200
695 Town Center Drive
Costa Mesa, CA 92626-1979

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS AND THE COLLEGEAMERICA PROGRAM DESCRIPTION, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY (AFS) AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE FREE OF CHARGE ON THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) WEBSITE AT WWW.SEC.GOV, ON THE AMERICAN FUNDS WEBSITE OR UPON REQUEST BY CALLING AFS. THE FUND'S PROXY VOTING RECORD FOR THE 12 MONTHS ENDED JUNE 30, 2004, IS ALSO AVAILABLE ON THE SEC AND AMERICAN FUNDS WEBSITES.

A complete portfolio of American Mutual Fund's investments is available free of charge on the SEC website or upon request by calling AFS.

American Mutual Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of American Mutual Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2004, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.


[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 25 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. More than half of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.


29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   Emphasis on long-term growth through stocks
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   Emphasis on long-term growth and dividends through stocks
>  American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
   Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDS
   Emphasis on above-average income and growth through stocks and/or bonds Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   Emphasis on long-term growth and current income through stocks and bonds American Balanced Fund(R)

o  BOND FUNDS
   Emphasis on current income through bonds
   American High-Income Trust(SM)
   The Bond Fund of America(SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
   Emphasis on tax-free current income through municipal bonds
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America(SM)
   The U.S. Treasury Money Fund of America(SM)

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGEAR-903-1204P

Litho in USA AGD/AL/8052-S1904

Printed on recycled paper



ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.


ITEM 3 - Audit Committee Financial Expert

The Registrant's Board has determined that Martin Fenton, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his duties, obligations and liability as a member of the Audit Committee and of the Board; nor will it reduce the responsibility of the other Audit Committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the Board had designated them as such. Most importantly, the Board believes each member of the Audit Committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.


ITEM 4 - Principal Accountant Fees and Services

Fees billed by the Registrant's auditors for each of the last two fiscal years, including fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant, and a description of the nature of the services comprising the fees, are listed below:

                  Registrant:
a)       Audit Fees:
                                    2003             $55,000
                                    2004             $55,000
b) Audit- Related Fees:
                                    2003             none
                                    2004             $8,000
                                    The audit-related fees consist of assurance
                                    and related services relating to the
                                    examination of the Registrant's investment
                                    adviser conducted in accordance with
                                    Statement on Auditing Standards Number 70
                                    issued by the American Institute of
                                    Certified Public Accountants.
c) Tax Fees:
                                    2003             $5,000
                                    2004             $6,000
                                    The tax fees consist of professional
                                    services relating to the preparation of the Registrant's tax returns including returns relating to the registrant's investments in non-U.S. jurisdictions.
d)

                         All Other Fees:
                                    2003             none
                                    2004             none

                  Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
b) Audit- Related Fees:
                                    2003             $365,000
                                    2004             $323,000
                                    The audit-related fees consist of assurance
                                    and related services relating to the
                                    examination of the Registrant's transfer
                                    agency and investment adviser conducted in
                                    accordance with Statement on Auditing
                                    Standards Number 70 issued by the American
                                    Institute of Certified Public Accountants.
c) Tax Fees:
                                    2003             none
                                    2004             none
d) All Other Fees:
                                    2003             none
                                    2004             none

The Registrant's Audit Committee will pre-approve all audit and permissible non-audit services that the Committee considers compatible with maintaining the auditors' independence. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the registrant. The Committee will not delegate its responsibility to pre-approve these services to the investment adviser. The Committee may delegate to one or more Committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full Committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the services listed above under paragraphs b, c and d.

Aggregate non-audit fees paid to the Registrant's auditors, including fees for all services billed to the Registrant and the adviser and affiliates that provide ongoing services to the Registrant were $380,000 for fiscal year 2003 and $979,000 for fiscal year 2004. The non-audit services represented by these amounts were brought to the attention of the Committee and considered to be compatible with maintaining the auditors' independence.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Schedule of Investments

[logo - American Funds (r)]

AMERICAN MUTUAL FUND
Investment portfolio

October 31, 2004

                                                                                                                 Market value
COMMON STOCKS -- 84.96%                                                                               Shares            (000)


ENERGY -- 8.48%
Ashland Inc.                                                                                       1,700,000     $     97,954
ChevronTexaco Corp.                                                                                3,188,900          169,203
ConocoPhillips                                                                                     1,916,589          161,588
Devon Energy Corp.                                                                                 2,000,000          147,940
Exxon Mobil Corp.                                                                                  3,485,000          171,532
Marathon Oil Corp.                                                                                 4,400,000          167,684
Schlumberger Ltd.                                                                                    440,200           27,706
Sunoco, Inc.                                                                                       1,606,200          119,437
Unocal Corp.                                                                                       2,580,400          107,732
                                                                                                                    1,170,776

MATERIALS -- 4.56%
Air Products and Chemicals, Inc.                                                                   1,466,200           77,973
Dow Chemical Co.                                                                                   1,703,000           76,533
Georgia-Pacific Corp., Georgia-Pacific Group                                                       1,900,000           65,721
International Paper Co.                                                                            2,250,000           86,647
MeadWestvaco Corp.                                                                                 4,588,000          144,660
PPG Industries, Inc.                                                                                 750,000           47,812
Praxair, Inc.                                                                                      1,400,000           59,080
Sonoco Products Co.                                                                                1,500,000           39,975
Weyerhaeuser Co.                                                                                     500,000           31,320
                                                                                                                      629,721

INDUSTRIALS -- 9.45%
Boeing Co.                                                                                           750,000           37,425
Burlington Northern Santa Fe Corp.                                                                 1,200,000           50,172
Caterpillar Inc.                                                                                     350,000           28,189
Emerson Electric Co.                                                                               1,200,000           76,860
General Dynamics Corp.                                                                               185,000           18,892
General Electric Co.                                                                               7,650,000          261,018
Lockheed Martin Corp.                                                                              1,500,000           82,635
Norfolk Southern Corp.                                                                             6,406,500          217,501
Northrop Grumman Corp.                                                                             2,400,000          124,200
Pitney Bowes Inc.                                                                                  1,600,000           70,000
Raytheon Co.                                                                                       1,000,000           36,480
ServiceMaster Co.                                                                                  5,600,000           71,904
Tyco International Ltd.                                                                            3,700,000          115,255
Union Pacific Corp.                                                                                  350,000           22,039
United Technologies Corp.                                                                          1,000,000           92,820
                                                                                                                    1,305,390

CONSUMER DISCRETIONARY -- 9.55%
Carnival Corp., units                                                                              2,325,000      $   117,552
Dana Corp.                                                                                         2,170,000           32,355
Delphi Corp.                                                                                      11,383,300           95,734
Dow Jones & Co., Inc.                                                                                 96,800            4,283
Federated Department Stores, Inc.                                                                  1,000,000           50,450
Gap, Inc.                                                                                            800,000           15,984
General Motors Corp.                                                                               4,814,800          185,611
Genuine Parts Co.                                                                                  1,800,000           71,802
J.C. Penney Co., Inc.                                                                              1,543,000           53,372
Knight-Ridder, Inc.                                                                                  500,000           34,265
Leggett & Platt, Inc.                                                                              2,750,000           77,357
Lowe's Companies, Inc.                                                                               810,000           45,587
Magna International Inc., Class A                                                                  1,780,000          129,851
May Department Stores Co.                                                                          1,350,000           35,181
McDonald's Corp.                                                                                   1,000,000           29,150
Newell Rubbermaid Inc.                                                                               500,000           10,780
NIKE, Inc., Class B                                                                                  150,000           12,197
Target Corp.                                                                                       1,700,000           85,034
TJX Companies, Inc.                                                                                5,850,000          140,283
VF Corp.                                                                                           1,150,000           61,904
Walt Disney Co.                                                                                    1,200,000           30,264
                                                                                                                    1,318,996

CONSUMER STAPLES -- 5.45%
Albertson's, Inc.                                                                                  2,700,000           61,587
Avon Products, Inc.                                                                                2,335,000           92,349
Coca-Cola Co.                                                                                      2,108,300           85,723
General Mills, Inc.                                                                                1,345,000           59,516
H.J. Heinz Co.                                                                                     3,500,000          127,225
Kimberly-Clark Corp.                                                                               1,110,000           66,234
Kraft Foods Inc., Class A                                                                            700,000           23,317
PepsiCo, Inc.                                                                                        650,000           32,227
Procter & Gamble Co.                                                                                 800,000           40,944
Sara Lee Corp.                                                                                     1,300,000           30,264
Walgreen Co.                                                                                       1,900,000           68,191
Wal-Mart Stores, Inc.                                                                              1,200,000           64,704
                                                                                                                      752,281

HEALTH CARE -- 8.95%
Abbott Laboratories                                                                                5,100,000          217,413
Aetna Inc.                                                                                           295,000           28,025
Applera Corp. - Applied Biosystems Group                                                           1,176,700           22,451
Becton, Dickinson and Co.                                                                          1,200,000           63,000
Bristol-Myers Squibb Co.                                                                           7,507,200          175,894
CIGNA Corp.                                                                                          400,000           25,384
Eli Lilly and Co.                                                                                  3,330,000          182,850
Johnson & Johnson                                                                                  1,750,000          102,165
McKesson Corp.                                                                                     2,500,000           66,650
Merck & Co., Inc.                                                                                  2,000,000           62,620
Pfizer Inc                                                                                         3,358,100           97,217
Schering-Plough Corp.                                                                              1,471,700           26,653
Wyeth                                                                                              4,198,000          166,451
                                                                                                                    1,236,773

FINANCIALS -- 17.77%
Allstate Corp.                                                                                     1,200,000     $     57,708
American Express Co.                                                                                 750,000           39,802
American International Group, Inc.                                                                 2,329,000          141,394
Aon Corp.                                                                                          2,250,000           45,922
Bank of America Corp.                                                                              5,126,132          229,599
Bank of New York Co., Inc.                                                                         2,450,000           79,527
Citigroup Inc.                                                                                     2,165,441           96,081
Fannie Mae                                                                                         4,035,000          283,055
Freddie Mac                                                                                        2,900,000          193,140
J.P. Morgan Chase & Co.                                                                            5,446,000          210,216
Jefferson-Pilot Corp.                                                                              2,150,000          103,823
Lincoln National Corp.                                                                             1,167,900           51,154
Marsh & McLennan Companies, Inc.                                                                   1,567,300           43,352
National City Corp.                                                                                1,050,000           40,918
PNC Financial Services Group, Inc.                                                                   715,000           37,395
Regions Financial Corp.                                                                            2,250,000           78,930
St. Paul Travelers Companies, Inc.                                                                 4,950,000          168,102
SunTrust Banks, Inc.                                                                               1,475,000          103,810
U.S. Bancorp                                                                                       2,650,000           75,817
UnumProvident Corp.                                                                                8,150,000          111,329
Wachovia Corp.                                                                                       813,600           40,037
Washington Mutual, Inc.                                                                            3,200,000          123,872
Wells Fargo & Co.                                                                                  1,668,750           99,658
                                                                                                                    2,454,641

INFORMATION TECHNOLOGY -- 7.50%
Automatic Data Processing, Inc.                                                                    2,400,000          104,136
Electronic Data Systems Corp.                                                                      4,481,000           95,311
Hewlett-Packard Co.                                                                               10,300,000          192,198
Intel Corp.                                                                                        1,800,000           40,068
International Business Machines Corp.                                                              3,210,000          288,097
Linear Technology Corp.                                                                            1,050,000           39,774
Microchip Technology Inc.                                                                          3,500,000          105,875
Microsoft Corp.                                                                                    2,900,000           81,171
Texas Instruments Inc.                                                                             3,650,000           89,243
                                                                                                                    1,035,873

TELECOMMUNICATION SERVICES -- 6.51%
ALLTEL Corp.                                                                                       1,000,000           54,930
AT&T Corp.                                                                                         8,834,600          151,160
BellSouth Corp.                                                                                    8,900,000          237,363
SBC Communications Inc.                                                                            5,700,000          143,982
Sprint Corp. - FON Group                                                                          10,507,000          220,122
Verizon Communications Inc.                                                                        2,350,000           91,885
                                                                                                                      899,442

UTILITIES -- 5.63%
Ameren Corp.                                                                                         300,000           14,400
American Electric Power Co., Inc.                                                                  3,700,000          121,841
Dominion Resources, Inc.                                                                             850,000           54,672
Duke Energy Corp.                                                                                  4,800,000          117,744
Exelon Corp.                                                                                       1,623,400           64,319
FirstEnergy Corp.                                                                                    910,000           37,610
FPL Group, Inc.                                                                                      450,000           31,005
Progress Energy, Inc.                                                                              1,550,000           64,015
Public Service Enterprise Group Inc.                                                                 800,000           34,072
Questar Corp.                                                                                      1,500,000           72,000
Southern Co.                                                                                       2,700,000           85,293
Xcel Energy Inc.                                                                                   4,745,000           81,140
                                                                                                                      778,111

MISCELLANEOUS -- 1.11%
Other common stocks in initial period of acquisition                                                                  152,524


TOTAL COMMON STOCKS (cost: $9,689,383,000)                                                                         11,734,528




                                                                                         Shares or principal
CONVERTIBLE SECURITIES -- 1.03%                                                                       amount


INDUSTRIALS -- 0.11%
Tyco International Group SA, Series B, 3.125% convertible debentures 2023                        $10,000,000           15,062


FINANCIALS -- 0.08%
Chubb Corp. 7.00% convertible preferred 2005                                                         400,000 units     11,176


TELECOMMUNICATION SERVICES -- 0.17%
ALLTEL Corp. 7.75% convertible preferred 2005                                                        465,900 units     23,621


UTILITIES -- 0.25%
Ameren Corp. 9.75% ACES convertible preferred 2005                                                 1,200,000 units     34,680


MISCELLANEOUS -- 0.42%
Other convertible securities in initial period of acquisition                                                          57,543


TOTAL CONVERTIBLE SECURITIES (cost: $139,604,000)                                                                     142,082




                                                                                            Principal amount
BONDS AND NOTES -- 1.54%                                                                               (000)


UTILITIES -- 0.08%
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                           $9,960           10,426


MORTGAGE-BACKED OBLIGATIONS -- 0.07%
Fannie Mae 6.00% 2017(1)                                                                               9,077            9,542


GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS -- 1.39%
Fannie Mae 6.00% 2005                                                                                160,000          166,421
Fannie Mae 5.00% 2007                                                                                 25,000           26,135
                                                                                                                      192,556

TOTAL BONDS AND NOTES (cost: $206,656,000)                                                                            212,524





SHORT-TERM SECURITIES -- 12.24%


Abbott Laboratories Inc. 1.75%-1.86% due 11/18-12/7/2004(2)                                           48,700           48,637
AIG Funding, Inc. 1.79% due 11/29/2004                                                                22,000           21,968
American Express Credit Corp. 1.75% due 11/23/2004                                                    34,300           34,262
Bank of America Corp. 1.62% due 11/1/2004                                                             21,100           21,099
BellSouth Corp. 1.82% due 11/9/2004(2)                                                                50,000           49,977
Citicorp 2.00%-2.05% due 12/14/2004-1/4/2005                                                          80,000           79,758
Coca-Cola Co. 1.72%-1.86% due 11/5-12/20/2004                                                         41,400           41,329
DuPont (E.I.) de Nemours & Co. 1.72%-1.84% due 11/10-12/8/2004                                       147,800          147,626
Eli Lilly and Co. 1.69% due 11/8/2004(2)                                                              12,500           12,495
Federal Farm Credit Banks 1.81%-1.94% due 12/2/2004-1/20/2005                                         48,500           48,356
Federal Home Loan Bank 1.60%-1.98% due 11/9/2004-1/21/2005                                           141,500          141,131
Freddie Mac 1.80%-1.84% due 12/1-12/7/2004                                                           104,700          104,526
Gannett Co. 1.74% due 11/19/2004(2)                                                                   40,700           40,663
Harvard University 1.83% due 12/13/2004                                                               20,000           19,956
IBM Capital Inc. 1.955% due 1/7/2005(2)                                                               48,000           47,812
International Bank for Reconstruction and Development 1.88% due 12/27/2004                            40,000           39,881
Minnesota Mining and Manufacturing Co. 1.72% due 11/3-11/5/2004                                       35,000           34,993
New Center Asset Trust Plus 1.64% due 11/2/2004                                                       25,000           24,998
PepsiCo Inc. 1.74% due 11/8/2004(2)                                                                   25,000           24,990
Pfizer Inc 1.66%-1.84% due 11/3-12/27/2004(2)                                                        108,400          108,258
Procter & Gamble Co. 1.60%-1.97% due 11/4/2004-1/21/2005(2)                                          139,500          139,272
State Street Bank & Trust 1.96% due 12/28/2004                                                        40,000           39,999
Tenessee Valley Authority 1.77% due 12/16/2004                                                        25,000           24,939
Triple-A One Funding Corp. 2.03% due 1/24/2005(2)                                                     29,900           29,749
U.S. Treasury Bills 1.545%-1.785% due 11/26/2004-1/20/2005                                            30,400           30,337
United Parcel Service Inc. 1.70% due 11/12/2004                                                       25,000           24,986
Variable Funding Capital Corp. 1.71%-1.82% due 11/9-11/23/2004(2)                                     88,500           88,413
Wal-Mart Stores Inc. 1.74%-1.91% due 11/9-12/7/2004(2)                                               103,800          103,682
Wells Fargo & Co. 1.87%-1.91% due 12/3-12/6/2004                                                     116,400          116,286


TOTAL SHORT-TERM SECURITIES (cost: $1,690,430,000)                                                                  1,690,378

TOTAL INVESTMENT SECURITIES (cost: $11,726,073,000)                                                                13,779,512
Other assets less liabilities                                                                                          32,612

NET ASSETS                                                                                                        $13,812,124

Miscellaneous   securities   include   holdings  in  their  initial  periods  of
acquisition that have not previously been publicly disclosed.

(1) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(2) Restricted security that can be resold only to institutional investors. In practice, these securities are typically as liquid as unrestricted securities in the portfolio. The total value of all restricted securities was $693,948,000, which represented 5.02% of the net assets of the fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON DETAILED SCHEDULE OF INVESTMENTS

To the Shareholders and
Board of Directors of
American Mutual Fund, Inc.:

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of American Mutual Fund, Inc. (the "Fund") as of October 31, 2004, and for the year then ended and have issued our report thereon dated December 3, 2004, which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Fund's investment portfolio (the "Schedule") as of October 31, 2004 appearing in Item 6 of this Form N-CSR. This
Schedule is the responsibility of the Fund's management. Our responsibility is to express an opinion based on our audit. In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.


DELOITTE & TOUCHE LLP
December 3, 2004
Costa Mesa, California

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.


ITEM 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11 - Exhibits

(a) The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Mutual Fund, Inc.


By

/s/ James K. Dunton
-------------------------------------------------------
James K. Dunton, Chairman and PEO

Date: January 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By

/s/ James K. Dunton
--------------------------------------------------
James K. Dunton, Chairman and PEO

Date: January 7, 2005


By

/s/ Jeffrey P. Regal
--------------------------------------------------
Jeffrey P. Regal, Treasurer and PFO

Date: January 7, 2005